N-6	Apr. 23, 2026 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective COLI VUL
Entity Central Index Key	0001821985
Entity Investment Company Type	N-6
Document Period End Date	Apr. 23, 2026
Amendment Flag	false
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals
There is no surrender charge associated with your Policy. A partial withdrawal fee of $25 will be deducted from Policy Value for all partial withdrawals after the first made in the same Policy Year.
For additional information about charges for surrenders and early withdrawals, see “FEE TABLE” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Transaction Charges
You will also be charged for other transactions, including Premium Expense Charge (consisting of the Sales Load and Premium Tax) and Transfer Fees.
For additional information about transaction charges, see “FEE TABLE — Transaction Fees” in the Prospectus.

Ongoing Fees and Expenses (annual charges)
In addition to transaction charges, you are also subject to certain ongoing fees and expenses under the Policy, including fees and expenses covering the cost of insurance (“COI”) under the Policy and the cost of optional benefits available under the Policy. Such fees and expenses are set based on characteristics of the insured (e.g., age, sex, and rating classification). You should review the Policy Schedule for rates applicable to the Policy. For additional information on ongoing fees and expenses, see “FEE TABLE” in this Prospectus and “Fund Appendix: Funds Available Under The Policy”, which is part of this Prospectus.
You will also bear expenses associated with the Funds available under the Policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Investment Options (Portfolio fees and expenses)	0.09%	3.38%

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals

There is no surrender charge associated with your Policy. A partial withdrawal fee of $25 will be deducted from Policy Value for all partial withdrawals after the first made in the same Policy Year.
For additional information about charges for surrenders and early withdrawals, see “FEE TABLE” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Transaction Charges [Text Block]
Transaction Charges

You will also be charged for other transactions, including Premium Expense Charge (consisting of the Sales Load and Premium Tax) and Transfer Fees.
For additional information about transaction charges, see “FEE TABLE — Transaction Fees” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)

In addition to transaction charges, you are also subject to certain ongoing fees and expenses under the Policy, including fees and expenses covering the cost of insurance (“COI”) under the Policy and the cost of optional benefits available under the Policy. Such fees and expenses are set based on characteristics of the insured (e.g., age, sex, and rating classification). You should review the Policy Schedule for rates applicable to the Policy. For additional information on ongoing fees and expenses, see “FEE TABLE” in this Prospectus and “Fund Appendix: Funds Available Under The Policy”, which is part of this Prospectus.
You will also bear expenses associated with the Funds available under the Policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Investment Options (Portfolio fees and expenses)	0.09%	3.38%

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.38%
Risks [Table Text Block]
RISKS
Risk of Loss	You can lose money by purchasing the Policy. For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” in the Prospectus.
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.
For additional information about the investment profile of the Policy, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” in the Prospectus.

Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options, or Funds, available under the Policy. Each Fund (including any fixed account investment option) will have its own unique risks, and investors should review these investment options before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY”, and “THE VARIABLE ACCOUNT AND THE FUNDS” in the Prospectus and “FUND APPENDIX — FUNDS AVAILABLE UNDER THE POLICY” which is part of this Prospectus.

Insurance Company Risks
An investment in the Policy is subject to the risks related to the depositor, Protective Life, including that any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of the depositor. More information about the depositor including its financial strength ratings is available upon request by calling toll-free 1-888-353-2654.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” and “THE COMPANY AND THE FIXED ACCOUNT” in the Prospectus.

RISKS
Contract Lapse
Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges. Your Policy may also Lapse due to insufficient Premium payments, withdrawals, unpaid loans or loan interest.
There is a cost associated with reinstating a Lapsed Policy. Death benefits will not be paid if the Policy has Lapsed.
For additional information about Company risks, see “LAPSE AND REINSTATEMENT”, “PRINCIPAL RISKS OF INVESTING IN THE POLICY”, “POLICY LOANS” and “PREMIUMS” in the Prospectus.

Investment Restrictions [Text Block]
Investment Options

While you may transfer amounts in the Sub-Accounts (which invest in shares of a corresponding Fund) and the Fixed Account, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers are also subject to the excessive trading and market timing policies described in the Prospectus.
We reserve the right to remove or substitute Funds as investment options.
For additional information about Investment Options, see “TRANSFERS” and “TRANSFERS – Reservation of Rights” in the Prospectus.

Optional Benefit Restrictions [Text Block]
Optional Benefits

Optional benefits are subject to additional charges and are available only at the time your Policy is issued and may not be available for all Owners or Insureds.
For additional information about the optional benefits, see “OPTIONAL BENEFITS UNDER THE POLICY” in the Prospectus.

Tax Implications [Text Block]
Tax Implications

You should consult with a tax professional to determine the tax implications regarding the purchase, ownership, and use of a Policy (such as in connection with a plan involving covered employees). Withdrawals and surrenders may be subject to income tax and will be taxed at ordinary rates. In addition, withdrawals and surrenders may be subject to an additional tax depending on the circumstances. There is no additional tax benefit if the Policy is purchased through a tax-qualified plan. Purchases through individual retirement accounts (IRAs) are not permitted under the Internal Revenue Code of 1986, as amended (the “Code”).
For additional information about tax implications, see “TAX CONSIDERATIONS” in the Prospectus.

Investment Professional Compensation [Text Block]
Investment Professional Compensation

Some investment professionals have and may continue to receive compensation for selling the Policy, which may include commissions, revenue sharing, compensation from affiliates and third parties. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
For additional information about compensation, see “SALE OF THE POLICIES” in the Prospectus.

Exchanges [Text Block]
Exchanges

Some investment professionals may have a financial incentive to offer an Owner a new policy in place of the one he or she already owns. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing Policy.
For additional information about exchanges, see “USE OF THE POLICY — Replacement of Life Insurance or Annuities” in the Prospectus.

Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. Please refer to the Policy Schedule for information about the specific fees you will pay each year based on the options you have selected.
The first table describes the maximum fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy, or transfer value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Premium Expense Charge (consists of the Sales Load and Premium Tax):	Upon receipt of each premium payment	10% of each premium payment	6.0% of each premium payment
Sales Load: (1)	Upon receipt of each premium payment	6.5% of each premium payment	2.5% of each premium payment up to target and 1.0% of each premium payment in excess of target for Policy Years 1 through 10, and no sales load thereafter
Premium Tax: (1)	Upon receipt of each premium payment	3.5% of each premium payment	3.5% of each premium payment in all Policy Years
Surrender Charge:	There is no surrender charge associated with your Policy. However, the surrender of your Policy may have tax consequences.
Transfer Fee: (2)	Upon each transfer in excess of 12 in a Policy Year	$10 per transfer	$10 per transfer
Withdrawal Charge:	At the time of each partial withdrawal of Policy Value	$25 deducted from Policy Value for all partial withdrawals after the first made in the same Policy Year.	$25 deducted from Policy Value for all partial withdrawals made after the first made in the same Policy Year.
Change of Death Benefit Option Fee:	Upon change of option	$100 deducted from Policy Value for each change of death benefit option.	$100 deducted from Policy Value for each change of death benefit option.

(1)
The Sales Load and Premium Tax are components of the Premium Expense Charge (and are not in addition to).

(2)
Currently, electronic transfers do not count towards the 12 free transfers; however, we reserve the right, at any time, to charge for electronic transfers in excess of the free transfers allowed. See “CHARGES AND DEDUCTIONS.”

The table below describes the fees and expenses that you pay periodically during the time that you own the Policy, not including Fund fees and expenses. If you chose to purchase an Optional Benefit, you will pay additional charges, as shown below.
Periodic Charges Other Than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges:
Cost of Insurance Charge (per $1,000 Net Amount at Risk) (1) (2) (3)	On the Policy Effective Date and each Monthly Anniversary Day
Minimum Charge		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge		$83.33 per $1,000 of Net Amount at Risk
Maximum Charge for a 46 year old male, non-smoker, standard premium class, $550,000, Total Face Amount, Option 1 (Level Death)		$0.16 per $1,000 of Net Amount at Risk
Mortality and Expense Risk Charge: (4)	On the Policy Effective Date and each Monthly Anniversary Day
Maximum Charge (5)		0.90% (of average daily net assets) annually
Administration Charge:	On the Policy Effective Date and each Monthly Anniversary Day
Maximum Charge (6)		$10.00
Loan Interest Credit Spread:	On each Policy Anniversary, as applicable (7)
Maximum Charge (8)		1.5%
Optional Benefit Charges:
Term Life Insurance Rider	On the Policy Effective Date and each Monthly Anniversary Day
Minimum Charge		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge		$83.33 per $1,000 of Net Amount at Risk
Change of Insured Endorsement	Upon change of insured	$400 per change

(1)
Cost of Insurance Charges vary based on individual characteristics such as the Insured’s Issue Age, sex and premium (i.e., underwriting) class and the number of years that the Policy has been in force, and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Day. The charge generally increases with Issue Age. In determining current Cost of Insurance Charges, we may consider a variety of factors, including those unrelated to mortality experience. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay. Your Policy Schedule will indicate the guaranteed Cost of Insurance Charges applicable to your Policy, and more detailed information concerning your Cost of Insurance Charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and premium classification of the Insured, and the Total Face Amount, planned premiums, and riders requested. The Cost of Insurance Charge shown in the above table has been rounded to the nearest hundredth. See Charges and Deductions. Owners may obtain more information about their particular cost of insurance charge by contacting our Home Office at 888-353-2654.

(2)
The Net Amount at Risk as of any Monthly Anniversary Day is equal to: (a) the Death Benefit discounted at one plus the monthly guaranteed interest rate minus the Policy Value (prior to deducting the Cost of Insurance Charges), if the Death Benefit Option is Death Benefit Option 1 (Level Death); or, (b) the Death Benefit minus the Policy Value discounted at one plus the monthly guaranteed interest rate, if the Death Benefit Option is Death Benefit Option 2 (Coverage Plus).

(3)
The current minimum and maximum Cost of Insurance Charges are $0.01 — $45.83 per $1,000 of Net Amount at Risk. The current charge for a 46 year old male, non-smoker, $550,000, Total Face Amount, Option 1 (Level Death) is $0.05 per $1,000 of Net Amount at Risk.

(4)
The Mortality and Expense Risk Charge is accrued daily and deducted on each Monthly Anniversary Day from the assets in the Sub-Accounts.

(5)
The current net Mortality and Expense Risk Charge is 0.28% (of average daily net assets) for Policy Years 1-20, and 0.10% (of average daily net assets) thereafter.

(6)
The current Administration Charge is $7.50.

(7)
The Loan Interest Credit Spread is the amount deducted from the loan interest rate to cover the costs the Company incurs by providing the loaned cash value. As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured’s death.

(8)
The current Loan Interest Credit Spread is 1.5%.

Fund Annual Operating Expenses (As a Percentage of Fund Average Daily Net Assets)
The following table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Policy. A complete list of Funds available under the Policy, including their annual expenses, may be found in “Fund Appendix - Funds Available Under The Policy.”

Range of Expenses for the Funds
	Minimum		Maximum
Total Annual Fund Operating Expenses (1)	0.09%	–	3.38% (2)
(total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)

(1)
Total Annual Fund Operating Expenses are based in part on estimated amounts for the current fiscal year.

(2)
The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds’ advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund’s expenses.

For information concerning compensation paid to sales representatives in connection with the sale of the Policies, see “SALE OF THE POLICIES.”

Transaction Expenses [Table Text Block]
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Premium Expense Charge (consists of the Sales Load and Premium Tax):	Upon receipt of each premium payment	10% of each premium payment	6.0% of each premium payment
Sales Load: (1)	Upon receipt of each premium payment	6.5% of each premium payment	2.5% of each premium payment up to target and 1.0% of each premium payment in excess of target for Policy Years 1 through 10, and no sales load thereafter
Premium Tax: (1)	Upon receipt of each premium payment	3.5% of each premium payment	3.5% of each premium payment in all Policy Years
Surrender Charge:	There is no surrender charge associated with your Policy. However, the surrender of your Policy may have tax consequences.
Transfer Fee: (2)	Upon each transfer in excess of 12 in a Policy Year	$10 per transfer	$10 per transfer
Withdrawal Charge:	At the time of each partial withdrawal of Policy Value	$25 deducted from Policy Value for all partial withdrawals after the first made in the same Policy Year.	$25 deducted from Policy Value for all partial withdrawals made after the first made in the same Policy Year.
Change of Death Benefit Option Fee:	Upon change of option	$100 deducted from Policy Value for each change of death benefit option.	$100 deducted from Policy Value for each change of death benefit option.

(1)
The Sales Load and Premium Tax are components of the Premium Expense Charge (and are not in addition to).

(2)
Currently, electronic transfers do not count towards the 12 free transfers; however, we reserve the right, at any time, to charge for electronic transfers in excess of the free transfers allowed. See “CHARGES AND DEDUCTIONS.”

Sales Load, Description [Text Block]	Sales Load	[1]
Sales Load, When Deducted [Text Block]	Upon receipt of each premium payment
Sales Load (of Premium Payments), Maximum [Percent]	6.50%
Sales Load (of Premium Payments), Current [Percent]	2.50%
Sales Load (of Other Amount), Current [Percent]	1.00%
Sales Load, Footnotes [Text Block]	The Sales Load and Premium Tax are components of the Premium Expense Charge (and are not in addition to).
Premium Taxes, Description [Text Block]	Premium Tax	[1]
Premium Taxes, When Deducted [Text Block]	Upon receipt of each premium payment
Premium Taxes (of Premium Payments), Maximum [Percent]	3.50%
Premium Taxes (of Premium Payments), Current [Percent]	3.50%
Premium Taxes, Footnotes [Text Block]	The Sales Load and Premium Tax are components of the Premium Expense Charge (and are not in addition to).
Other Surrender Fees, Description [Text Block]	Surrender Charge
Other Surrender Fees, When Deducted [Text Block]	There is no surrender charge associated with your Policy. However, the surrender of your Policy may have tax consequences.
Transfer Fees, Description [Text Block]	Transfer Fee	[2]
Transfer Fees, When Deducted [Text Block]	Upon each transfer in excess of 12 in a Policy Year
Transfer Fee, Maximum [Dollars]	$ 10
Transfer Fee, Current [Dollars]	$ 10
Transfer Fee, Footnotes [Text Block]
Currently, electronic transfers do not count towards the 12 free transfers; however, we reserve the right, at any time, to charge for electronic transfers in excess of the free transfers allowed. See “CHARGES AND DEDUCTIONS.”

Periodic Charges [Table Text Block]
Periodic Charges Other Than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges:
Cost of Insurance Charge (per $1,000 Net Amount at Risk) (1) (2) (3)	On the Policy Effective Date and each Monthly Anniversary Day
Minimum Charge		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge		$83.33 per $1,000 of Net Amount at Risk
Maximum Charge for a 46 year old male, non-smoker, standard premium class, $550,000, Total Face Amount, Option 1 (Level Death)		$0.16 per $1,000 of Net Amount at Risk
Mortality and Expense Risk Charge: (4)	On the Policy Effective Date and each Monthly Anniversary Day
Maximum Charge (5)		0.90% (of average daily net assets) annually
Administration Charge:	On the Policy Effective Date and each Monthly Anniversary Day
Maximum Charge (6)		$10.00
Loan Interest Credit Spread:	On each Policy Anniversary, as applicable (7)
Maximum Charge (8)		1.5%
Optional Benefit Charges:
Term Life Insurance Rider	On the Policy Effective Date and each Monthly Anniversary Day
Minimum Charge		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge		$83.33 per $1,000 of Net Amount at Risk
Change of Insured Endorsement	Upon change of insured	$400 per change

(1)
Cost of Insurance Charges vary based on individual characteristics such as the Insured’s Issue Age, sex and premium (i.e., underwriting) class and the number of years that the Policy has been in force, and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Day. The charge generally increases with Issue Age. In determining current Cost of Insurance Charges, we may consider a variety of factors, including those unrelated to mortality experience. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay. Your Policy Schedule will indicate the guaranteed Cost of Insurance Charges applicable to your Policy, and more detailed information concerning your Cost of Insurance Charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and premium classification of the Insured, and the Total Face Amount, planned premiums, and riders requested. The Cost of Insurance Charge shown in the above table has been rounded to the nearest hundredth. See Charges and Deductions. Owners may obtain more information about their particular cost of insurance charge by contacting our Home Office at 888-353-2654.

(2)
The Net Amount at Risk as of any Monthly Anniversary Day is equal to: (a) the Death Benefit discounted at one plus the monthly guaranteed interest rate minus the Policy Value (prior to deducting the Cost of Insurance Charges), if the Death Benefit Option is Death Benefit Option 1 (Level Death); or, (b) the Death Benefit minus the Policy Value discounted at one plus the monthly guaranteed interest rate, if the Death Benefit Option is Death Benefit Option 2 (Coverage Plus).

(3)
The current minimum and maximum Cost of Insurance Charges are $0.01 — $45.83 per $1,000 of Net Amount at Risk. The current charge for a 46 year old male, non-smoker, $550,000, Total Face Amount, Option 1 (Level Death) is $0.05 per $1,000 of Net Amount at Risk.

(4)
The Mortality and Expense Risk Charge is accrued daily and deducted on each Monthly Anniversary Day from the assets in the Sub-Accounts.

(5)
The current net Mortality and Expense Risk Charge is 0.28% (of average daily net assets) for Policy Years 1-20, and 0.10% (of average daily net assets) thereafter.

(6)
The current Administration Charge is $7.50.

(7)
The Loan Interest Credit Spread is the amount deducted from the loan interest rate to cover the costs the Company incurs by providing the loaned cash value. As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured’s death.

(8)
The current Loan Interest Credit Spread is 1.5%.

Insurance Cost, Description [Text Block]	Cost of Insurance Charge (per $1,000 Net Amount at Risk)	[3],[4],[5]
Insurance Cost, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day
Insurance Cost, Representative Investor [Text Block]	Maximum Charge for a 46 year old male, non-smoker, standard premium class, $550,000, Total Face Amount, Option 1 (Level Death) $0.16 per $1,000 of Net Amount at Risk
Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Current [Dollars]	45.83
Insurance Cost, Minimum [Dollars]	$ 0.01
Insurance Cost, Footnotes [Text Block]
Cost of Insurance Charges vary based on individual characteristics such as the Insured’s Issue Age, sex and premium (i.e., underwriting) class and the number of years that the Policy has been in force, and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Day. The charge generally increases with Issue Age. In determining current Cost of Insurance Charges, we may consider a variety of factors, including those unrelated to mortality experience. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay. Your Policy Schedule will indicate the guaranteed Cost of Insurance Charges applicable to your Policy, and more detailed information concerning your Cost of Insurance Charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and premium classification of the Insured, and the Total Face Amount, planned premiums, and riders requested. The Cost of Insurance Charge shown in the above table has been rounded to the nearest hundredth. See Charges and Deductions. Owners may obtain more information about their particular cost of insurance charge by contacting our Home Office at 888-353-2654.
The Net Amount at Risk as of any Monthly Anniversary Day is equal to: (a) the Death Benefit discounted at one plus the monthly guaranteed interest rate minus the Policy Value (prior to deducting the Cost of Insurance Charges), if the Death Benefit Option is Death Benefit Option 1 (Level Death); or, (b) the Death Benefit minus the Policy Value discounted at one plus the monthly guaranteed interest rate, if the Death Benefit Option is Death Benefit Option 2 (Coverage Plus).
The current minimum and maximum Cost of Insurance Charges are $0.01 — $45.83 per $1,000 of Net Amount at Risk. The current charge for a 46 year old male, non-smoker, $550,000, Total Face Amount, Option 1 (Level Death) is $0.05 per $1,000 of Net Amount at Risk.

Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge	[6]
Mortality and Expense Risk Fees, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.90%	[7]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.28%
Mortality And Expense Risk Fees (of Face Amount), Minimum [Percent]	0.10%
Mortality And Expense Risk Fees, Footnotes [Text Block]
The Mortality and Expense Risk Charge is accrued daily and deducted on each Monthly Anniversary Day from the assets in the Sub-Accounts.
The current net Mortality and Expense Risk Charge is 0.28% (of average daily net assets) for Policy Years 1-20, and 0.10% (of average daily net assets) thereafter.

Administrative Expenses, Description [Text Block]	Administration Charge
Administrative Expenses, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day
Administrative Expense, Maximum [Dollars]	$ 10	[8]
Administrative Expense, Current [Dollars]	$ 7.5
Administrative Expense, Footnotes [Text Block]	The current Administration Charge is $7.50.
Annual Portfolio Company Expenses [Table Text Block]
Range of Expenses for the Funds
	Minimum		Maximum
Total Annual Fund Operating Expenses (1)	0.09%	–	3.38% (2)
(total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)

(1)
Total Annual Fund Operating Expenses are based in part on estimated amounts for the current fiscal year.

(2)
The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds’ advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund’s expenses.

	For information concerning compensation paid to sales representatives in connection with the sale of the Policies, see “SALE OF THE POLICIES.
Portfolio Company Expenses After Waivers and Reimbursement Minimum [Percent]	0.09%	[9]
Portfolio Company Expenses After Waivers and Reimbursement Maximum [Percent]	3.38%	[9],[10]
Portfolio Company Expenses, Footnotes [Text Block]
Total Annual Fund Operating Expenses are based in part on estimated amounts for the current fiscal year.
The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds’ advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund’s expenses.

Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE POLICY
Investment Risk (Policy Value Not Guaranteed).   If you invest your Policy Value in one or more Sub-Accounts, then you will be subject to the risk that investment performance may be unfavorable causing the Policy Value to decrease and the Monthly Deduction to increase (which, in turn, further decreases future Policy Value). This is because poor investment performance diminishes Policy Value thereby increasing the Net Amount at Risk (the difference between the Death Benefit and the Policy Value) under the Policy and, correspondingly, increasing the cost of insurance which is part of the Monthly Deduction. You could lose everything you invest.
If you allocate Policy Value to the Fixed Account, then we credit your Policy Value (in the Fixed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual interest effective rate of 2%. See The Company and the Fixed Account.
Risk of Lapse.   Your Policy may terminate if your Policy Value on any Monthly Anniversary Day (the same day each month as the Policy Effective Date) is less than the amount of the Monthly Deduction due on that date. If your Policy would terminate due to insufficient value, we will send you notice of the premium required to prevent termination of the Policy at the expiration of the grace period while the Insured is living (“Lapse”). You have a 61-day grace period to make a payment of Net Premium at least sufficient to cover the monthly cost of insurance for the next three months or the Policy will Lapse. You may reinstate a Lapsed Policy, subject to certain conditions. There is a cost to reinstate your Policy. See Lapse and Reinstatement.
Your Policy may Lapse if your outstanding loan amounts reduce the Cash Surrender Value to zero. A Lapse of your Policy at a time when a Policy loan is outstanding may have tax consequences. See Tax Considerations.
Surrender Risks.   The Cash Surrender Value of the Policy is generally the Cash Value less any Policy Debt and less any Monthly Deduction applied on the date of surrender. No Death Benefit Proceeds will be paid after the effective date of surrender of the Policy.
You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the account value in the near future. We designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment.
A surrender or withdrawal may have tax consequences. See Tax Considerations.
Tax Risks.   Although the federal income tax requirements applicable to the Policy are complex and there is limited guidance regarding these requirements, we anticipate that the Policy will be treated as a life insurance contract for federal income tax purposes. Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you generally should not be considered to be in receipt of any portion of your Policy’s Cash Value until there is an actual distribution from the Policy. Moreover, Death Benefits payable under the Policy should be excludable from the gross income of the Beneficiary. Although the Beneficiary generally should not have to pay federal income tax on the Death Benefit, other taxes, such as estate taxes, may apply. This Policy is intended to qualify as life insurance for tax purposes and is designed to meet the requirements of Section 7702 of the Code.
The applicable factor used in determining the minimum Death Benefit shall be the factor required by Section 7702 of the Code as shown in your Policy. Under Death Benefit Option 1, your Death Benefit will generally be the Total Face Amount. However, in the event the minimum Death Benefit exceeds the Total Face Amount, the Company reserves the right to refund the portion of any premium or Cash Value such that the minimum Death Benefit no longer exceeds the Total Face Amount. Under Death Benefit Option 2, your Death Benefit will always vary with the Policy Value. However, in the event the minimum Death Benefit exceeds the Total Face Amount plus the Policy Value under Death Benefit Option 2, the Company reserves the right to refund the portion of any premium or Cash Value such that the minimum Death Benefit no longer exceeds the Total Face Amount plus Policy Value. See Death Benefit Options for detailed information about each Death Benefit Option.
Your Policy may become a MEC as a result of: (1) the payment of premiums exceeding the limits of Section 7702A of the Code, (2) certain changes to your Policy, such as a reduction in your Death Benefit or certain rider benefits, or (3) an exchange of a contract which is a MEC for this Policy.
If your Policy becomes a MEC, transactions such as surrenders, withdrawals and loans will be treated first as a distribution of the earnings in the Policy and generally will be taxable as ordinary income in the year received, to the extent there is any gain in the Policy. In addition, if the Policy Owner is under age 59-1/2 at the time of a surrender, withdrawal or loan, the amount that is included in income is generally subject to a 10% additional tax.
If the Policy is not a MEC, distributions, such as surrenders and withdrawals, generally are treated first as a return of basis or investment in the Policy and then as taxable income. Moreover, loans are generally not treated as distributions. Finally, surrenders, withdrawals or loans from a Policy that is not a MEC are not subject to the 10% additional tax.
The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, and others. The tax consequences of such plans vary depending on the particular facts and circumstances of each individual arrangement. For more information regarding certain arrangements, see Tax Considerations and, specifically, the sections discussing Employer-Owned Life Insurance, Split-Dollar Life Insurance, and Employer-Financed Insurance Purchase Arrangements — Tax and Other Legal Issues.
See Tax Considerations for a discussion of certain tax risks and considerations, including those relating to employer owned life insurance. You should consult a qualified tax adviser for assistance in all Policy related tax matters.
Loan Risks.   A Policy loan, whether or not repaid, has a permanent effect on the Policy Value, and potentially the Death Benefit, because the investment results of the Sub-Accounts and current interest rates credited on the Fixed Account Value do not apply to Policy Value in the Loan Account. The larger the loan and the longer the loan is outstanding, the greater will be the effect on Policy Value held as collateral in the Loan Account. Interest credited on the portion of the Policy Value being used as collateral for a Policy loan is the loan interest rate less an amount deducted from the loan interest rate to cover the costs the Company incurs by providing the loaned cash value (“Loan Interest Credit Spread”).
Your Policy may Lapse if your outstanding loan amounts reduce the Cash Surrender Value to zero. If a Policy Lapses with loans outstanding, some or all of the loan amounts may be subject to income tax. See Tax Considerations — Tax Treatment of Loans. Policy loans also may increase the potential for Lapse if the investment results of the Sub- Accounts to which Cash Surrender Value is allocated is unfavorable.
If the Insured dies while a loan is outstanding, the loan balance, which includes any unpaid interest, will be deducted from the Death Benefit. See Policy Loans.
Fund Risks.   We do not guarantee that a Fund will meet its investment objectives and strategies. Policy Value may increase or decrease depending on the investment performance of the Funds. You bear the risk that those Funds may not meet their investment objectives. A comprehensive discussion of the risks of each Fund may be found in each Fund’s prospectus, which you may request, free of charge, by visiting www.protective.com/eprospectus, calling 1-800-265-1545 or emailing prospectus@protective.com.
General Account Risks.   The Company’s general obligations and any guaranteed benefits under the Policy are supported by our General Account (and not by the Variable Account) and are subject to the Company’s claims-paying ability. The Fixed Account is part of the General Account. An Owner should look to the financial strength of Protective Life for its claims-paying ability. Assets in the General Account are not segregated for the exclusive benefit of any particular Policy or obligation. General Account assets are also available to the Company’s general creditors and the conduct of our routine business activities. For more information on Protective Life’s financial strength, you may review our financial statements and/or check our current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Funds. See also The Company and the Fixed Account — Our General Account.
Potential for Increased Charges and Fees.   The Company has the right to increase (up to the maximum amount noted in the fee table) the charges and fees we deduct. See also Fee Tables and Charges and Deductions.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
STANDARD DEATH BENEFITS
As long as the Policy remains in force, Protective Life will pay the Beneficiary the Death Benefit Proceeds upon receipt at the Home Office of Due Proof of Death of the Insured. Protective Life may require return of the Policy. The Death Benefit Proceeds are paid to the primary Beneficiary or a contingent Beneficiary. The Owner may name one or more primary or contingent Beneficiaries. Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. If no Beneficiary survives the Insured, the Death Benefit Proceeds are paid to the Owner or the Owner’s estate. Death Benefit Proceeds are paid in a lump sum or under a settlement option that the Company is then offering. Payment of the Death Benefit Proceeds may have tax consequences. See “TAX CONSIDERATIONS — Tax Treatment of Life Insurance Death Benefit Proceeds.”
Please note that any Death Benefit payment we make in excess of the Variable Account Value, including payments under any rider, is subject to our financial strength and claims-paying ability.
Limits on Policy Rights
Incontestability.   Unless fraud is involved, Protective Life will not contest the Policy, or any supplemental rider or endorsement, after the Policy, rider, or endorsement has been in force during the Insured’s lifetime for two years from the Policy Effective Date or the effective date of the rider or endorsement. Likewise, unless fraud is involved, Protective Life will not contest an increase in the Face Amount with respect to statements made in the Evidence of Insurability for that increase after the increase has been in force during the life of the Insured for two years after the effective date of the increase.
Suicide Exclusion.   If the Insured dies by suicide, while sane or insane, within two years after the Policy Effective Date, the Death Benefit will be limited to the premium payments made before death, less any Policy Debt, liens (including accrued interest) and any withdrawals. If the Face Amount is increased and if the Insured commits suicide, while sane or insane, within 2 years from the effective date of any increase, the Company will pay the cost of insurance paid for the amount of increase. The Face Amount of the Policy will be reduced to the Face Amount that was in effect prior to the increase. The Company will not pay any portion of the increased Face Amount, other than the Death Benefit (and only if it is greater than the Face Amount prior to the increase).
The Company reserves the right to request and obtain evidence as to the manner and/or cause of the Insured’s death.
Misstatement of Age or Sex.   If the Insured’s age or sex has been misstated in the application for the Policy or in any application for supplemental riders or endorsements, the Death Benefit under the Policy or such supplemental riders or endorsements is the amount which would have been provided by the most recent cost of insurance charge, and the cost of such supplemental riders or endorsements, at the correct age and sex. The applicable factor used in determining the Death Benefit shall be the factor required by Section 7702 of the Code reflecting the Insured’s correct age and/or sex.
If the age is misstated in such a way that the Insured was not eligible for coverage under the Policy, a mortality charge and benefit will be extrapolated.
Calculation of Death Benefit Proceeds
The Death Benefit Proceeds are equal to the Death Benefit calculated as of the date of the Insured’s death, less (1) any Policy Debt on that date and any liens for payments made under an accelerated death benefit rider or endorsement (including any accrued interest), and less (2) any past due Monthly Deductions.
The calculation of the Death Benefit depends on the Death Benefit Option elected.
Federal Tax Compliance Test. Under Section 7702 of the Code, a Policy will generally be treated as life insurance for federal tax purposes if, at all times, it satisfies the Cash Value Accumulation Test.
The Cash Value Accumulation Test (“CVAT”) does not have a premium limit, but does require that the Death Benefit be at least a certain percentage (varying based on the Attained Age, sex and premium class of the Insured) of the Cash Value.
The Death Benefit Option you choose will also affect the amount of your Death Benefit.
Under Death Benefit Option 1, your Death Benefit will generally be the Face Amount, but may vary based on the Cash Value if the minimum Death Benefit is greater than the Face Amount. Under the Death Benefit Option 2, your Death Benefit will always vary with the Policy Value, and may also vary based on the Cash Value if the minimum Death Benefit is greater than the Face Amount plus the Policy Value. See “Death Benefit Options” for detailed information about each Death Benefit Option.
You should consult your tax advisor or registered representative for more information about which death benefit option you should choose in light of your specific goals and circumstances.
The Death Benefit Proceeds are payable when Protective Life receives a properly completed claim form and Due Proof of Death of the Insured while the Policy is in force. The Death Benefit Proceeds will be paid to the Beneficiary, or Beneficiaries, in a lump sum, unless a settlement option currently being offered by the Company is selected. If there is more than one Beneficiary, each Beneficiary must submit instructions in Good Order specifying the manner in which they wish to receive their portion of the Death Benefit Proceeds. The Death Benefit Proceeds are determined as of the date of the Insured’s death and are moved to the General Account until payment is made. Protective Life will pay interest on the Death Benefit Proceeds payable to each Beneficiary determined in accordance with applicable state law to the date of payment.
Death Benefit Options
The Policy has two Death Benefit options.
Option 1. The “Level Death” Option. Under this option, the death benefit is the greater of  —
•
the Policy’s Total Face Amount shown on the Policy Schedule, less any partial withdrawals; or

•
the Cash Value on the Insured’s date of death multiplied by the applicable factor in the table of death benefit factors shown in the Policy Schedule for the Insured’s age at date of death.

This death benefit option should be selected if you want to minimize your cost of insurance.
Option 2. The “Coverage Plus” Option. Under this option, the death benefit is the greater of  —
•
The Total Face Amount shown on the Policy Schedule, plus the Policy Value on the Insured’s date of death; or,

•
the Cash Value on the Insured’s date of death multiplied by the applicable factor in the table of death benefit factors shown in the Policy Schedule for the Insured’s age at date of death.

This death benefit option should be selected if you want to maximize your death benefit.
Your Cash Value and Death Benefit fluctuate based on the performance of the investment options you select and the expenses and deductions charged to your account. The Cash Value includes the Return of Expense Charge Benefit, if applicable, and thus the amount of this benefit can affect the amount of the Death Benefit.
There is no minimum Death Benefit guarantee associated with this Policy.
Changing Death Benefit Options
The Owner must indicate a Death Benefit Option in the application for the Policy. On or after the first Policy Anniversary, but not more than once each Policy Year, the Owner may change the Death Benefit Option on the Policy subject to the following rules. The request must be received in writing in Good Order at the Home Office. After any change, the Face Amount must be at least $100,000. Protective Life may require satisfactory Evidence of Insurability. All changes must be approved by Protective Life at the Home Office before they will be effective. Any change will be effective on the Monthly Anniversary Day following the date the Company approves the Request (or on that Monthly Anniversary Day that coincides with request approval). Protective Life reserves the right to decline to change the Death Benefit Option if after the change the Death Benefit would not be based on the applicable factor in the table of death benefit factors shown in the Policy Schedule.
When a change from Option 1 to Option 2 is made, the Face Amount after the change is effected will be equal to the Face Amount before the change less the Policy Value on the effective date of the change. When a change from Option 2 to Option 1 is made, the Face Amount after the change will be equal to the Face Amount before the change is effected plus the Policy Value on the effective date of the change.
There is a maximum fee of  $100 for change of death benefits as stated in the Policy Schedule.
Changing the Face Amount
The Owner may request a change in the Face Amount of the Policy at any time within certain limits. The request must be received in writing in Good Order at the Home Office.
Increasing the Face Amount.   Any increase in the Face Amount must be at least $25,000 and an application must be submitted in Good Order. Protective Life will require satisfactory Evidence of Insurability. In addition, the Insured’s current Attained Age must be less than the maximum Issue Age for the Policies, as determined by Protective Life from time to time. A change in periodic premiums may be advisable. See “PREMIUMS — Premium Payments Upon Increase in Face Amount.” The increase in Face Amount will become effective as of the Monthly Anniversary Day following the date that Protective Life approves the request for the increase, and the Policy Value will be adjusted to the extent necessary to reflect a Monthly Deduction as of the effective date based on the increase in Face Amount.
Each increase to the Face Amount is considered to be a new segment to the Policy for policy administration purposes. When an increase is approved, gross premium is allocated against the original Policy segment up to the seven-pay Premium limit established on the Issue Date. Any excess gross premium is then allocated toward the new segment. Each segment will have a separate target premium associated with it. The expense charge applied to premiums is higher up to target and lower for premiums in excess of the target as described in detail in the “CHARGES AND DEDUCTIONS” section of this Prospectus. The expense charge formula will apply to each segment based on the target premiums for that segment. In addition, each segment will have a new incontestability period and suicide exclusion period as described in the “DEATH BENEFIT PROCEEDS — Limits on Policy Rights” section of this Prospectus.
Increasing the Face Amount of the Policy may increase the Death Benefit and may have the effect of increasing monthly cost of insurance charges. Increasing the Face Amount may also have tax consequences. See “TAX CONSIDERATIONS.” Please consult your tax advisor.
Decreasing the Face Amount.   The minimum decrease in the Face Amount is $25,000 and a request must be submitted in Good Order. The decrease in Face Amount will become effective on the Monthly Anniversary Day following the date that Protective Life approves the request for the decrease. If the decrease would cause the Death Benefit to be based on the applicable factor in the table of death benefit factors shown in the Policy Schedule, Protective Life reserves the right to decline or limit the amount of such decrease. Although Protective Life will attempt to notify an Owner if a decrease in the Face Amount will cause a Policy to be considered a MEC under Section 7702A of the Code, we will not automatically return premium. See “TAX CONSIDERATIONS — Policies That Are MECs.” Decreasing the Face Amount also may have other tax consequences. See “Distributions — Certain Distributions Required by the Tax Law in the First 15 Policy Years.”
The Face Amount after any decrease must be at least $100,000. If the initial Face Amount of the Policy has been increased prior to the requested decrease, then the decrease will first be applied against any previous increases in Face Amount in the reverse order in which they occurred.
Decreasing the Face Amount of the Policy may reduce the Death Benefit and may have the effect of decreasing monthly cost of insurance charges.
Settlement Options
The Death Benefit payable on the Insured’s death will be paid in a lump sum unless the Owner elects to receive all or a portion of the Death Benefit Proceeds under a settlement option that the Company is then offering. See TAX CONSIDERATIONS — Tax Treatment of Life Insurance Death Benefit Proceeds.
Escheatment of Death Benefit
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of 3 to 5 years from the date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Protective Life is still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim the Death Benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means to the Home Office.

Charges and Contract Values, Note (N-6) [Text Block]
Changing Death Benefit Options
The Owner must indicate a Death Benefit Option in the application for the Policy. On or after the first Policy Anniversary, but not more than once each Policy Year, the Owner may change the Death Benefit Option on the Policy subject to the following rules. The request must be received in writing in Good Order at the Home Office. After any change, the Face Amount must be at least $100,000. Protective Life may require satisfactory Evidence of Insurability. All changes must be approved by Protective Life at the Home Office before they will be effective. Any change will be effective on the Monthly Anniversary Day following the date the Company approves the Request (or on that Monthly Anniversary Day that coincides with request approval). Protective Life reserves the right to decline to change the Death Benefit Option if after the change the Death Benefit would not be based on the applicable factor in the table of death benefit factors shown in the Policy Schedule.
When a change from Option 1 to Option 2 is made, the Face Amount after the change is effected will be equal to the Face Amount before the change less the Policy Value on the effective date of the change. When a change from Option 2 to Option 1 is made, the Face Amount after the change will be equal to the Face Amount before the change is effected plus the Policy Value on the effective date of the change.
There is a maximum fee of  $100 for change of death benefits as stated in the Policy Schedule.
Changing the Face Amount
The Owner may request a change in the Face Amount of the Policy at any time within certain limits. The request must be received in writing in Good Order at the Home Office.
Increasing the Face Amount.   Any increase in the Face Amount must be at least $25,000 and an application must be submitted in Good Order. Protective Life will require satisfactory Evidence of Insurability. In addition, the Insured’s current Attained Age must be less than the maximum Issue Age for the Policies, as determined by Protective Life from time to time. A change in periodic premiums may be advisable. See “PREMIUMS — Premium Payments Upon Increase in Face Amount.” The increase in Face Amount will become effective as of the Monthly Anniversary Day following the date that Protective Life approves the request for the increase, and the Policy Value will be adjusted to the extent necessary to reflect a Monthly Deduction as of the effective date based on the increase in Face Amount.
Each increase to the Face Amount is considered to be a new segment to the Policy for policy administration purposes. When an increase is approved, gross premium is allocated against the original Policy segment up to the seven-pay Premium limit established on the Issue Date. Any excess gross premium is then allocated toward the new segment. Each segment will have a separate target premium associated with it. The expense charge applied to premiums is higher up to target and lower for premiums in excess of the target as described in detail in the “CHARGES AND DEDUCTIONS” section of this Prospectus. The expense charge formula will apply to each segment based on the target premiums for that segment. In addition, each segment will have a new incontestability period and suicide exclusion period as described in the “DEATH BENEFIT PROCEEDS — Limits on Policy Rights” section of this Prospectus.
Increasing the Face Amount of the Policy may increase the Death Benefit and may have the effect of increasing monthly cost of insurance charges. Increasing the Face Amount may also have tax consequences. See “TAX CONSIDERATIONS.” Please consult your tax advisor.
Decreasing the Face Amount.   The minimum decrease in the Face Amount is $25,000 and a request must be submitted in Good Order. The decrease in Face Amount will become effective on the Monthly Anniversary Day following the date that Protective Life approves the request for the decrease. If the decrease would cause the Death Benefit to be based on the applicable factor in the table of death benefit factors shown in the Policy Schedule, Protective Life reserves the right to decline or limit the amount of such decrease. Although Protective Life will attempt to notify an Owner if a decrease in the Face Amount will cause a Policy to be considered a MEC under Section 7702A of the Code, we will not automatically return premium. See “TAX CONSIDERATIONS — Policies That Are MECs.” Decreasing the Face Amount also may have other tax consequences. See “Distributions — Certain Distributions Required by the Tax Law in the First 15 Policy Years.”
The Face Amount after any decrease must be at least $100,000. If the initial Face Amount of the Policy has been increased prior to the requested decrease, then the decrease will first be applied against any previous increases in Face Amount in the reverse order in which they occurred.
Decreasing the Face Amount of the Policy may reduce the Death Benefit and may have the effect of decreasing monthly cost of insurance charges.

Item 11. Other Benefits Available (N-6) [Text Block]
OPTIONAL BENEFITS UNDER THE POLICY
In addition to the standard death benefits associated with your Policy, other optional benefits may also be available to you. The following table summarizes information about these optional benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.
Name of Benefit	Purpose	Description of Restrictions/Limitations
Term Life Insurance Rider	To provide for level term insurance on the life of the Insured.	• Only available at the time of Policy issue. • Only available should the purchaser satisfy certain criteria (1) at the time of purchase.
Change of Insured Endorsement	Allows the Owner to change the named Insured under the Policy.	• Not available to individual Owners. • Only available at the time of Policy issue.
Terminal Illness Accelerated Death Benefit Endorsement	Provides for an accelerated death benefit payment to the Owner if the Insured has a qualifying terminal illness and meets the terms and conditions of the endorsement	• Only available to individual Owners. • Only available at the time of Policy Issue. • May not be available in every state.

(1)
The criteria referenced herein is described further in the paragraph under the heading “Term Life Insurance Rider” below.

The following supplemental benefits available through riders and endorsements may be available to be added to your Policy. Monthly charges, if applicable, for these riders and endorsements will be deducted from your Policy Value as part of the monthly deduction. See Monthly Deduction.
The Term Life Insurance Rider (i) can only be added at the time of Policy issue and (ii) the purchaser must satisfy certain criteria such as the number of Policies it expects to purchase and the expected aggregate Total Face Amount under all such Policies.
The Change of Insured Endorsement (i) is not available to individual Owners, and (ii) can only be added at the time of Policy issue, as further discussed below under Change of Insured Endorsement (not available to individual Owners). Please ask your Protective Life agent for further information, or contact the Home Office.
Term Life Insurance Rider.   This rider provides term life insurance on the Insured. Coverage is renewable annually until the Insured’s Attained Age 121. The amount of coverage provided under this rider varies from month to month as described below. The Company will pay the Term Life Insurance Rider’s Death Benefit (“Rider Death Benefit”) to the Beneficiary when the Company receives proof of the death of the Insured and that the death occurred while this rider was in force. This rider does not have a Cash Value.
We offer this rider in circumstances that result in the savings of sales and distribution expenses and administrative costs. To qualify, a corporation, employer, or other purchaser must satisfy certain criteria such as, for example, the number of Policies it expects to purchase and the expected Face Amount under all such Policies. Generally, the sales contacts and effort and administrative costs per Policy depend on factors such as the number of Policies purchased by a single Owner, the purpose for which the Policies are purchased, and the characteristics of the proposed Insureds. The amount of reduction and the criteria for qualification are related to the sales effort and administrative costs resulting from sales to a qualifying Owner. Protective Life from time to time may modify on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Owners funded by the Variable Account.
If you purchase this rider, the Total Face Amount shown on your Policy’s Schedule will be equal to the amount of coverage provided by this rider (i.e., the “Term Life Insurance Face Amount”) plus the Base Policy Face Amount. The minimum allocation of Face Amount between your Policy and the rider is 10% and 90% at inception, respectively.
The amount of the Rider Death Benefit depends on the Death Benefit Option that applies under your Policy. The Rider Death Benefit will be determined on each Monthly Anniversary Day in accordance with one of those options. While this rider is in force, the Rider Death Benefit is included in the total Death Benefit payable under the Policy and will at all times be the same as the option you have chosen for your Policy. For each of the options, any outstanding Policy Debt will reduce the Death Benefit payable.
Option 1: Level Death
The Rider Death Benefit will be:
•
the greater of:

a.
the Total Face Amount shown on the Policy Schedule, less any partial withdrawals; or

b.
the Cash Value on the Insured’s date of death multiplied by the applicable factor shown in the table on the Policy Schedule and based on the age of the Insured on date of death.

•
less the greater of:

c.
the Base Policy Face Amount shown on the Policy Schedule; or

d.
the Policy Value of the Policy.

Option 2: Coverage Plus
The Rider Death Benefit will be:
•
the greater of:

a.
the Total Face Amount shown on the Policy Schedule, plus the Policy Value Account on the Insured’s date of death; or

b.
the Cash Value on the Insured’s date of death multiplied by the applicable factor shown in the table on the Policy Schedule based on the age of the Insured at date of death.

•
less

c.
the Base Policy Face Amount shown on the Policy Schedule; plus

d.
the Policy Value of the Policy.

If you purchase this rider, the sales load will be proportionately lower as a result of a reduction in commission payments. Commissions payable to sales representatives for the sale of the Policy are calculated based on the total premium payments. As a result, this rider generally is not offered in connection with any Policy with annual premium payments of less than $100,000, except for policies issued on a guaranteed issue basis. In our discretion, we may decline to offer this rider or refuse to consent to a proposed allocation of coverage between a Policy and term rider.
If this rider is offered, the commissions will vary depending on the allocation of your coverage between the Policy and the term rider. The same initial Death Benefit will result in the highest commission when there is no term rider, with the commission declining as the portion of the Death Benefit coverage allocated to the term rider increases. Thus, the lowest commission amount is payable, and the lowest amount of sales load deducted from your premiums will occur, when the maximum term rider is purchased.
You may terminate this rider by submitting Written Notice in Good Order to our Home Office. This rider also will terminate on the earliest of the following dates:
•
The date the Policy is surrendered, terminated or Lapses; or

•
The date of death of the Insured.

Mortality and Expense Charges under the Term Life Insurance Rider.   While this rider is in force, a reduction of the current mortality and expense charges assessed will be based on the applicable percentage of the Term Life Insurance Rider Face Amount which is equal to the Term Life Insurance Rider Face Amount divided by the Total Face Amount. The mortality and expense charges assessed per year will be determined by us but will not exceed 0.90% annually.
Example of the Operation of the Term Life Insurance Rider.
The Term Life Insurance Rider — if purchased with the Base Policy — will not impact the Death Benefit provided by the Total Face Amount, but will cause a reduction in the expense charges applied against the Policy Value. This reduction in charges will provide for higher Policy Values than if no Term Life Insurance Rider were elected. For example, if the Term Life Insurance Rider Face Amount is equal to $25,000 and the Total Face Amount equals $100,000, there will be a 25% reduction in the assessed expense charge. Similarly, there is a reduction of the current Mortality and Expense Charges, down to 0.10% when the maximum percentage of Term Life Insurance Rider Face Amount is utilized. Accordingly, for a purchase of  $100,000 of life insurance coverage ($75,000 Base and $25,000 Term), Death Benefits over the life of the Policy due to the expense charge reductions may exceed the Death Benefits provided if no Term Rider was purchased and the $100,000 coverage was provided solely under the Base Policy.
Change of Insured Endorsement (not available to Individual Owners).   This endorsement permits you to change the Insured under your Policy or any Insured that has been named by virtue of this endorsement. Before we change the Insured you must provide us with (1) a written request in Good Order for the change signed by you and approved by us; (2) Evidence of Insurability for the new Insured; (3) evidence that there is an insurable interest between you and the new Insured; (4) evidence that the new Insured’s age, at the nearest birthday, is under 70 years; and (5) evidence that the new Insured was born prior to the Policy Effective Date. We may charge a fee for administrative and underwriting expenses when you change the Insured. The minimum charge is $100 per change and the maximum charge is $400 per change. When a change of Insured takes effect, cost of insurance will be based on the new Insured’s age and monthly risk rate, in effect on the Policy Effective Date and the new Insured’s sex and premium class as of the change of insured date (which is the Monthly Anniversary Day on or following the date of approval by the Company of the new Insured). See also “TAX CONSIDERATIONS — Change of Insured Endorsement.”
Terminal Illness Accelerated Death Benefit Endorsement (only available to individual Owners).   The endorsement provides for an accelerated death benefit payment to the Owner if the Insured has a qualifying terminal illness and all of the terms and conditions of the endorsement are met. The accelerated death benefit is based on a portion of the Face Amount and is subject to a maximum accelerated death benefit. The fee for the Terminal Illness Accelerated Death Benefit Endorsement will be deducted from the accelerated death benefit payment paid to the Owner. See “FEE TABLES — Periodic Charges Other Than Fund Operating Expenses.” However, a lien equal to the accelerated death benefit payment is established against the Policy and reflects interest. The primary impact of the lien and any accumulated interest is a reduction in the amount of the Death Benefit by the amount of the lien plus accumulated interest. The lien also reduces the amount available for Policy loans and withdrawals. Consult your sales representative and review the endorsement for limitations, terms and conditions. See also “TAX CONSIDERATIONS — Tax Treatment of Life Insurance Death Benefit Proceeds and Terminal Illness Accelerated Death Benefits.”

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Description of Restrictions/Limitations
Term Life Insurance Rider	To provide for level term insurance on the life of the Insured.	• Only available at the time of Policy issue. • Only available should the purchaser satisfy certain criteria (1) at the time of purchase.
Change of Insured Endorsement	Allows the Owner to change the named Insured under the Policy.	• Not available to individual Owners. • Only available at the time of Policy issue.
Terminal Illness Accelerated Death Benefit Endorsement	Provides for an accelerated death benefit payment to the Owner if the Insured has a qualifying terminal illness and meets the terms and conditions of the endorsement	• Only available to individual Owners. • Only available at the time of Policy Issue. • May not be available in every state.

(1)
The criteria referenced herein is described further in the paragraph under the heading “Term Life Insurance Rider” below.

Calculation Method of Benefit [Text Block]
Calculation of Death Benefit Proceeds
The Death Benefit Proceeds are equal to the Death Benefit calculated as of the date of the Insured’s death, less (1) any Policy Debt on that date and any liens for payments made under an accelerated death benefit rider or endorsement (including any accrued interest), and less (2) any past due Monthly Deductions.
The calculation of the Death Benefit depends on the Death Benefit Option elected.
Federal Tax Compliance Test. Under Section 7702 of the Code, a Policy will generally be treated as life insurance for federal tax purposes if, at all times, it satisfies the Cash Value Accumulation Test.
The Cash Value Accumulation Test (“CVAT”) does not have a premium limit, but does require that the Death Benefit be at least a certain percentage (varying based on the Attained Age, sex and premium class of the Insured) of the Cash Value.
The Death Benefit Option you choose will also affect the amount of your Death Benefit.
Under Death Benefit Option 1, your Death Benefit will generally be the Face Amount, but may vary based on the Cash Value if the minimum Death Benefit is greater than the Face Amount. Under the Death Benefit Option 2, your Death Benefit will always vary with the Policy Value, and may also vary based on the Cash Value if the minimum Death Benefit is greater than the Face Amount plus the Policy Value. See “Death Benefit Options” for detailed information about each Death Benefit Option.
You should consult your tax advisor or registered representative for more information about which death benefit option you should choose in light of your specific goals and circumstances.
The Death Benefit Proceeds are payable when Protective Life receives a properly completed claim form and Due Proof of Death of the Insured while the Policy is in force. The Death Benefit Proceeds will be paid to the Beneficiary, or Beneficiaries, in a lump sum, unless a settlement option currently being offered by the Company is selected. If there is more than one Beneficiary, each Beneficiary must submit instructions in Good Order specifying the manner in which they wish to receive their portion of the Death Benefit Proceeds. The Death Benefit Proceeds are determined as of the date of the Insured’s death and are moved to the General Account until payment is made. Protective Life will pay interest on the Death Benefit Proceeds payable to each Beneficiary determined in accordance with applicable state law to the date of payment.

Limitations, Restrictions, and Risks of Benefit [Text Block]
Limits on Policy Rights
Incontestability.   Unless fraud is involved, Protective Life will not contest the Policy, or any supplemental rider or endorsement, after the Policy, rider, or endorsement has been in force during the Insured’s lifetime for two years from the Policy Effective Date or the effective date of the rider or endorsement. Likewise, unless fraud is involved, Protective Life will not contest an increase in the Face Amount with respect to statements made in the Evidence of Insurability for that increase after the increase has been in force during the life of the Insured for two years after the effective date of the increase.
Suicide Exclusion.   If the Insured dies by suicide, while sane or insane, within two years after the Policy Effective Date, the Death Benefit will be limited to the premium payments made before death, less any Policy Debt, liens (including accrued interest) and any withdrawals. If the Face Amount is increased and if the Insured commits suicide, while sane or insane, within 2 years from the effective date of any increase, the Company will pay the cost of insurance paid for the amount of increase. The Face Amount of the Policy will be reduced to the Face Amount that was in effect prior to the increase. The Company will not pay any portion of the increased Face Amount, other than the Death Benefit (and only if it is greater than the Face Amount prior to the increase).
The Company reserves the right to request and obtain evidence as to the manner and/or cause of the Insured’s death.
Misstatement of Age or Sex.   If the Insured’s age or sex has been misstated in the application for the Policy or in any application for supplemental riders or endorsements, the Death Benefit under the Policy or such supplemental riders or endorsements is the amount which would have been provided by the most recent cost of insurance charge, and the cost of such supplemental riders or endorsements, at the correct age and sex. The applicable factor used in determining the Death Benefit shall be the factor required by Section 7702 of the Code reflecting the Insured’s correct age and/or sex.
If the age is misstated in such a way that the Insured was not eligible for coverage under the Policy, a mortality charge and benefit will be extrapolated.

Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX: FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 1-800-265-1545 or by sending an email request to prospectus@protective.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Portfolio Company Investment Adviser; SubAdviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Taxable Bond	American Funds Insurance Series® Capital World Bond Fund® - Class 2 - Capital Research and Management Company	0.73%	9.39%	-2.50%	1.23%
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 2 - Capital Research and Management Company (1)	0.66%	24.80%	10.29%	11.02%
International Equity	American Funds Insurance Series® EUPAC FundTM - Class 2 - Capital Research and Management Company (formerly, American Funds Insurance Series® International Fund - Class 2)	0.72%	26.77%	3.40%	7.00%
U.S. Equity	American Funds Insurance Series® Growth Fund - Class 2 - Capital Research and Management Company	0.58%	20.24%	13.37%	17.97%
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 2 - Capital Research and Management Company	0.53%	18.06%	13.90%	13.92%
International Equity	American Funds Insurance Series® New World Fund® ‑ Class 2 ‑ Capital Research and Management Company (1)	0.82%	28.29%	5.33%	9.25%
International Equity	American Funds Insurance Series® SMALLCAP World Fund® - Class 2 - Capital Research and Management Company (formerly, American Funds Insurance Series® Global Small Capitalization Fund - Class 2) (1)	0.90%	14.64%	0.49%	7.23%
U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 2 - Capital Research and Management Company (1)	0.50%	17.21%	13.89%	12.36%
Allocation	American Funds Insurance Series® 2030 Target Date Retirement Fund - Class 4 - Capital Research and Management Company	0.84%	15.62%	6.81%	—
Allocation	American Funds Insurance Series® 2035 Target Date Retirement Fund - Class 4 - Capital Research and Management Company	0.89%	17.13%	7.91%	—
Allocation	American Funds Insurance Series® 2040 Target Date Retirement Fund - Class 4 - Capital Research and Management Company	0.88%	20.10%	—	—
Allocation	American Funds Insurance Series® 2045 Target Date Retirement Fund - Class 4 - Capital Research and Management Company	0.92%	21.63%	—	—
Allocation	American Funds Insurance Series® 2050 Target Date Retirement Fund - Class 4 - Capital Research and Management Company	0.92%	21.94%	—	—
Allocation	American Funds Insurance Series® 2055 Target Date Retirement Fund - Class 4 - Capital Research and Management Company	0.93%	22.28%	—	—
Allocation	American Funds Insurance Series® 2060 Target Date Retirement Fund - Class 4 - Capital Research and Management Company	0.91%	20.90%	—	—
Allocation	American Funds Insurance Series® 2065 Target Date Retirement Fund - Class 4 - Capital Research and Management Company	0.94%	20.61%	—	—
Asset Allocation Type	Portfolio Company Investment Adviser; SubAdviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Allocation	American Funds Insurance Series® 2070 Target Date Retirement Fund - Class 4 - Capital Research and Management Company	0.92%	20.45%	—	—
Allocation	BlackRock Global Allocation V.I. Fund - Class I (1)	0.76%	19.80%	5.79%	7.59%
Taxable Bond	BlackRock High Yield V.I. Fund - Class I (1)	0.54%	9.19%	4.79%	6.31%
Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class I (1)	0.33%	15.68%	7.33%	8.74%
U.S. Equity	BNY Mellon Stock Index Fund, Inc. - Initial Shares	0.27%	17.53%	14.11%	14.52%
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class I - Franklin Templeton Fund Adviser, LLC	0.82%	4.35%	4.50%	7.50%
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class I - Franklin Templeton Fund Adviser, LLC	0.81%	9.23%	-0.17%	9.38%
Sector Equity	Davis Financial Portfolio	0.75%	29.12%	18.13%	12.92%
Taxable Bond	Dimensional VIT Inflation-Protected Securities Portfolio - Institutional Class	0.11%	7.55%	1.05%	3.12%
U.S. Equity	DWS Core Equity VIP - Class A	0.59%	16.83%	13.27%	13.53%
Taxable Bond	DWS High Income VIP - Class A (1)	0.71%	8.94%	4.25%	6.00%
U.S. Equity	DWS Small Cap Index VIP - Class A - Northern Trust Investments, Inc.(1)	0.37%	12.64%	5.84%	9.33%
Taxable Bond	Eaton Vance VT Floating-Rate Income Fund - Initial Class	1.19%	3.95%	4.64%	4.43%
Allocation	Empower Aggressive Profile Fund - Investor Class	1.13%	17.42%	9.27%	10.20%
Taxable Bond	Empower Bond Index Fund - Investor Class - Franklin Advisers, Inc. and Franklin Advisory Services, LLC	0.49%	6.62%	-1.00%	1.43%
Allocation	Empower Conservative Profile Fund - Investor Class (1)	0.76%	8.19%	3.35%	4.63%
Taxable Bond	Empower Core Bond Fund - Investor Class - Goldman Sachs Asset Management, L.P.; Wellington Management Company LLP(1)	0.70%	6.75%	-0.68%	2.05%
International Equity	Empower Emerging Markets Equity Fund - Investor Class - Goldman Sachs Asset Management, L.P.; Lazard Asset Management LLC(1)	1.26%	32.78%	3.49%	—
Taxable Bond	Empower Inflation-Protected Securities Fund - Investor Class - Goldman Sachs Asset Management, L.P. (1)	0.70%	6.75%	1.87%	—
International Equity	Empower International Index Fund - Investor Class - Irish Life Investment Managers Limited	0.58%	30.92%	8.38%	7.73%
International Equity	Empower International Value Fund - Investor Class - LSV Asset Management; Massachusetts Financial Services Company (1)	1.07%	39.10%	10.23%	9.23%
U.S. Equity	Empower Large Cap Growth Fund - Investor Class - Victory Capital Management, Inc.; JPMorgan Investment Management Inc.(1)	0.98%	13.98%	12.14%	16.21%
Allocation	Empower Lifetime 2015 Fund - Investor Class (1) (4)	0.74%	10.14%	4.24%	6.01%
Allocation	Empower Lifetime 2020 Fund - Investor Class (1) (4)	0.76%	10.69%	4.53%	—
Allocation	Empower Lifetime 2025 Fund - Investor Class (1) (4)	0.79%	11.70%	4.96%	6.98%
Allocation	Empower Lifetime 2030 Fund - Investor Class (1) (4)	0.81%	12.97%	5.63%	—
Allocation	Empower Lifetime 2035 Fund - Investor Class (1) (4)	0.83%	14.35%	6.46%	8.45%
Allocation	Empower Lifetime 2040 Fund - Investor Class (1) (4)	0.85%	15.68%	7.28%	—
Allocation	Empower Lifetime 2045 Fund - Investor Class (4)	0.88%	16.71%	7.82%	9.47%
Allocation	Empower Lifetime 2050 Fund - Investor Class (4)	0.88%	17.26%	8.03%	—
Allocation	Empower Lifetime 2055 Fund - Investor Class (4)	0.88%	17.71%	8.05%	9.58%
Allocation	Empower Lifetime 2060 Fund - Investor Class (4)	0.88%	17.97%	8.01%	—
Allocation	Empower Lifetime 2065 Fund - Investor Class (4)	0.88%	—	—	—
U.S. Equity	Empower Mid Cap Value Fund - Investor Class - Goldman Sachs Asset Management, L.P. (1)	1.05%	8.32%	10.63%	9.40%
Asset Allocation Type	Portfolio Company Investment Adviser; SubAdviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Allocation	Empower Moderate Profile Fund - Investor Class (1)	0.90%	11.96%	5.91%	7.17%
Allocation	Empower Moderately Aggressive Profile Fund - Investor Class (1)	1.13%	13.79%	7.01%	8.20%
Allocation	Empower Moderately Conservative Profile Fund - Investor Class (1)	0.81%	10.03%	4.61%	5.87%
Taxable Bond	Empower Multi-Sector Bond Fund - Investor Class - Loomis, Sayles & Company, L.P.; Virtus Fixed Income Advisers, LLC (1)	0.90%	7.98%	1.83%	4.35%
Sector Equity	Empower Real Estate Index Fund - Investor Class - Irish Life Investment Managers Limited (1)	0.65%	3.16%	5.95%	4.13%
U.S. Equity	Empower S&P Mid Cap 400® Index Fund - Investor Class - Irish Life Investment Managers Limited	0.54%	6.94%	8.49%	10.10%
U.S. Equity	Empower S&P SmallCap 600® Index Fund - Investor Class - Irish Life Investment Managers Limited (1)	0.56%	5.55%	6.70%	9.24%
Taxable Bond	Empower Short Duration Bond Fund - Investor Class - Franklin Advisers, Inc. (1)	0.60%	5.29%	2.11%	2.48%
U.S. Equity	Empower Small Cap Growth Fund - Investor Class - Lord, Abbett & Co. LLC; Peregrine Capital Management, LLC (1)	1.19%	7.81%	3.21%	9.88%
U.S. Equity	Empower Small Cap Value Fund - Investor Class - Hotchkis & Wiley Capital Management, LLC; Loomis, Sayles & Company, L.P. (1)	1.09%	4.08%	9.30%	8.79%
U.S. Equity	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class	1.02%	2.99%	3.61%	9.64%
Taxable Bond	Empower U.S. Government Securities Fund - Investor Class (1)	0.60%	6.60%	-0.71%	1.20%
Taxable Bond	Federated Hermes High Income Bond Fund II - Primary Class (1)	0.81%	8.23%	3.70%	5.59%
International Equity	Fidelity® VIP Emerging Markets Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd	1.12%	40.79%	5.62%	10.66%
U.S. Equity	Fidelity® VIP Extended Market Index Portfolio - Service Class 2 - Geode Capital Management, LLC	0.37%	12.03%	7.75%	—
Allocation	Fidelity® VIP Freedom Funds - Freedom 2025 Portfolio℠ - Service Class 2	0.71%	14.23%	5.25%	7.75%
Allocation	Fidelity® VIP Freedom Funds - Freedom 2030 Portfolio℠ - Service Class 2	0.74%	15.16%	5.98%	8.61%
Allocation	Fidelity® VIP Freedom Funds - Freedom 2035 Portfolio℠ - Service Class 2	0.78%	16.42%	7.28%	9.72%
Allocation	Fidelity® VIP Freedom Funds - Freedom 2040 Portfolio℠ - Service Class 2	0.82%	18.44%	8.73%	10.59%
Allocation	Fidelity® VIP Freedom Funds - Freedom 2045 Portfolio℠ - Service Class 2	0.85%	19.53%	9.16%	10.82%
Allocation	Fidelity® VIP Freedom Funds - Freedom 2050 Portfolio℠ - Service Class 2	0.85%	19.50%	9.15%	10.81%
Allocation	Fidelity® VIP Freedom Funds - Freedom 2055 Portfolio℠ - Service Class 2	0.85%	19.53%	9.16%	—
Allocation	Fidelity® VIP Freedom Funds - Freedom 2060 Portfolio℠ - Service Class 2	0.85%	19.53%	9.17%	—
Allocation	Fidelity® VIP Freedom Funds - Freedom 2065 Portfolio℠ - Service Class 2	0.85%	19.52%	9.16%	—
Allocation	Fidelity® VIP Freedom Funds - Freedom 2070 Portfolio℠ - Service Class 2	0.85%	19.59%	—	—
Asset Allocation Type	Portfolio Company Investment Adviser; SubAdviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Money Market	Fidelity® VIP Government Money Market Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.50%	3.86%	2.90%	1.83%
U.S. Equity	Fidelity® VIP Index 500 Portfolio - Initial Class - Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%
International Equity	Fidelity® VIP International Index Portfolio - Service Class 2 - Geode Capital Management, LLC	0.41%	32.82%	7.76%	—
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.62%	6.93%	-0.21%	2.45%
Money Market	Goldman Sachs VIT Government Money Market Fund - Service Class (1)	0.43%	3.94%	2.98%	1.90%
U.S. Equity	Invesco® V.I. Diversified Dividend Fund - Series I	0.68%	15.74%	10.81%	9.20%
International Equity	Invesco® V.I. EQV International Equity Fund - Series I	0.90%	16.50%	3.68%	6.22%
Sector Equity	Invesco® V.I. Global Real Estate Fund - Series I (4)	1.02%	7.85%	1.73%	2.44%
U.S. Equity	Invesco® V.I. Main Street Small Cap Fund® - Series I	0.84%	8.70%	8.34%	10.59%
Allocation	Janus Henderson Balanced Portfolio - Institutional Shares	0.62%	15.11%	8.48%	10.14%
U.S. Equity	Janus Henderson Enterprise Portfolio - Institutional Shares	0.72%	7.67%	7.62%	12.79%
Taxable Bond	Janus Henderson Flexible Bond Portfolio - Institutional Shares (1)	0.57%	7.40%	-0.23%	2.32%
U.S. Equity	Janus Henderson Forty Portfolio - Institutional Shares	0.62%	18.14%	11.65%	16.24%
Sector Equity	Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares	0.73%	25.15%	13.71%	21.48%
Taxable Bond	Lord Abbett Series Fund - Total Return Portfolio - Class VC	0.71%	7.19%	0.06%	2.27%
U.S. Equity	LVIP American Century Capital Appreciation Fund - Standard Class II - Lincoln Financial Investments Corporation (1) (2)	0.79%	6.72%	5.16%	11.47%
U.S. Equity	LVIP American Century Mid Cap Value Fund - Standard Class II - Lincoln Financial Investments Corporation (1) (2)	0.86%	8.99%	8.89%	9.12%
U.S. Equity	LVIP American Century Ultra Fund - Standard Class II - Lincoln Financial Investments Corporation (1) (2)	0.75%	12.84%	11.68%	17.16%
U.S. Equity	LVIP American Century Value Fund - Standard Class II - Lincoln Financial Investments Corporation (1) (2)	0.71%	16.02%	11.65%	10.23%
U.S. Equity	LVIP JPMorgan Small Cap Core Fund - Standard Class (3)	0.77%	10.27%	6.40%	8.95%
U.S. Equity	LVIP JPMorgan U.S. Equity Fund - Standard Class (3)	0.63%	14.54%	13.69%	14.84%
U.S. Equity	MFS® VIT Growth Series - Initial Class - Massachusetts Financial Services Company (1)	0.73%	12.19%	11.10%	15.60%
International Equity	MFS® VIT II International Growth Portfolio - Initial Class - Massachusetts Financial Services Company (1)	0.88%	21.12%	7.07%	9.88%
International Equity	MFS® VIT II Research International Portfolio - Initial Class - Massachusetts Financial Services Company (1)	0.90%	22.05%	5.51%	7.54%
U.S. Equity	MFS® VIT III Blended Research® Small Cap Equity Portfolio - Initial Class - Massachusetts Financial Services Company (1)	0.58%	5.76%	6.92%	9.10%
Asset Allocation Type	Portfolio Company Investment Adviser; SubAdviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Sector Equity	MFS® VIT III Global Real Estate Portfolio - Initial Class - Massachusetts Financial Services Company (1)	0.90%	3.53%	1.32%	5.01%
U.S. Equity	MFS® VIT III Mid Cap Value Portfolio - Initial Class - Massachusetts Financial Services Company (1)	0.79%	5.98%	10.18%	9.95%
U.S. Equity	MFS® VIT Mid Cap Growth Series - Initial Class - Massachusetts Financial Services Company (1)	0.81%	3.66%	3.26%	11.60%
U.S. Equity	MFS® VIT New Discovery Series - Initial Class - Massachusetts Financial Services Company (1)	0.87%	12.96%	-0.28%	10.74%
U.S. Equity	MFS® VIT Research Series - Initial Class - Massachusetts Financial Services Company (1)	0.74%	12.85%	11.15%	12.93%
Taxable Bond	MFS® VIT Total Return Bond Series - Initial Class - Massachusetts Financial Services Company (1)	0.53%	7.17%	0.15%	2.63%
U.S. Equity	MFS® VIT Value Series - Initial Class - Massachusetts Financial Services Company (1)	0.69%	13.01%	9.95%	10.05%
U.S. Equity	Neuberger Berman AMT Quality Equity Portfolio - Class I (formerly, Neuberger Berman AMT Sustainable Equity Portfolio)	0.87%	13.74%	12.83%	12.94%
Commodities	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class - Pacific Investment Management Company LLC (1)	3.19%	18.79%	10.55%	6.54%
Taxable Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) - Administrative Class - Pacific Investment Management Company LLC	1.15%	12.87%	0.17%	2.47%
Taxable Bond	PIMCO VIT High Yield Portfolio - Administrative Class - Pacific Investment Company LLC	0.81%	8.95%	3.97%	5.57%
Taxable Bond	PIMCO VIT Income Portfolio - Institutional Class - Pacific Investment Company LLC	0.77%	10.36%	3.57%	—
Taxable Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class - Pacific Investment Management Company LLC	1.09%	3.95%	1.03%	2.88%
Taxable Bond	PIMCO VIT Low Duration Portfolio - Administrative Class - Pacific Investment Management Company LLC	0.66%	5.52%	1.57%	1.79%
Taxable Bond	PIMCO VIT Real Return Portfolio - Administrative Class - Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Taxable Bond	PIMCO VIT Total Return Portfolio - Administrative Class - Pacific Investment Management Company LLC	0.73%	8.89%	0.02%	2.36%
International Equity	Putnam VT Focused International Equity Fund - Class IA - The Putnam Advisory Company, LLC; Franklin Templeton Investment Management Limited; Franklin Advisers, Inc.(1)	0.78%	36.75%	9.41%	9.66%
Allocation	Putnam VT Global Asset Allocation Fund - Class IA - Franklin Advisers, Inc. - The Putnam Advisory Company, LLC; Franklin Templeton Investment Management Limited (1)	0.84%	14.63%	8.67%	8.71%
Taxable Bond	Putnam VT High Yield Fund - Class IA - Franklin Advisers, Inc. -Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.71%	8.86%	4.28%	5.94%
Taxable Bond	Putnam VT Income Fund - Class IB - Franklin Advisers, Inc. - Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.82%	7.25%	-1.13%	1.89%
International Equity	Putnam VT International Value Fund - Class IA - The Putnam Advisory Company, LLC; Franklin Templeton Investment Management Limited; Franklin Advisers, Inc.	0.81%	35.07%	12.77%	9.13%
Asset Allocation Type	Portfolio Company Investment Adviser; SubAdviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
U.S. Equity	Putnam VT Large Cap Growth Fund - Class IA - Franklin Templeton Investment Management Limited; Franklin Advisers, Inc.	0.62%	14.58%	13.71%	17.95%
U.S. Equity	Putnam VT Large Cap Value Fund - Class IA - Franklin Templeton Investment Management Limited; Franklin Advisers, Inc.	0.54%	20.66%	15.68%	13.58%
U.S. Equity	Putnam VT Small Cap Value Fund - Class IA - Franklin Templeton Investment Management Limited; Franklin Advisers, Inc.	0.77%	5.46%	11.28%	9.39%
U.S. Equity	Putnam VT Sustainable Future Fund - Class IA - Franklin Templeton Investment Management Limited; Franklin Advisers, Inc.(1)	0.80%	2.87%	1.44%	9.88%
U.S. Equity	Putnam VT U.S. Research Fund - Class IA - The Putnam Advisory Company, LLC; Franklin Templeton Investment Management Limited; Franklin Advisers, Inc. (formerly, Putnam VT Research Fund)	0.70%	18.16%	14.80%	15.36%
U.S. Equity	T. Rowe Price® Blue Chip Growth Portfolio - II Class	1.00%	18.43%	11.41%	15.25%
Taxable Bond	Vanguard® VIF Global Bond Index Portfolio	0.13%	5.69%	-0.41%	—
Sector Equity	Vanguard® VIF Real Estate Index Portfolio	0.26%	3.11%	4.50%	5.08%
Taxable Bond	Vanguard® VIF Total Bond Market Index Portfolio	0.14%	6.93%	-0.50%	1.90%

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Owners and will continue past the current year.

?
(2)
The Sub-Account investing in this Fund is closed to new investors as of April 26, 2024.

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(3)
The Sub-Account investing in this Fund is closed to new investors as of May 1, 2024.

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(4)
The Sub-Account investing in this Fund was closed to new investors effective May 1, 2026.

Prospectuses Available [Text Block]
The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 1-800-265-1545 or by sending an email request to prospectus@protective.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
Asset Allocation Type	Portfolio Company Investment Adviser; SubAdviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Taxable Bond	American Funds Insurance Series® Capital World Bond Fund® - Class 2 - Capital Research and Management Company	0.73%	9.39%	-2.50%	1.23%
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 2 - Capital Research and Management Company (1)	0.66%	24.80%	10.29%	11.02%
International Equity	American Funds Insurance Series® EUPAC FundTM - Class 2 - Capital Research and Management Company (formerly, American Funds Insurance Series® International Fund - Class 2)	0.72%	26.77%	3.40%	7.00%
U.S. Equity	American Funds Insurance Series® Growth Fund - Class 2 - Capital Research and Management Company	0.58%	20.24%	13.37%	17.97%
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 2 - Capital Research and Management Company	0.53%	18.06%	13.90%	13.92%
International Equity	American Funds Insurance Series® New World Fund® ‑ Class 2 ‑ Capital Research and Management Company (1)	0.82%	28.29%	5.33%	9.25%
International Equity	American Funds Insurance Series® SMALLCAP World Fund® - Class 2 - Capital Research and Management Company (formerly, American Funds Insurance Series® Global Small Capitalization Fund - Class 2) (1)	0.90%	14.64%	0.49%	7.23%
U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 2 - Capital Research and Management Company (1)	0.50%	17.21%	13.89%	12.36%
Allocation	American Funds Insurance Series® 2030 Target Date Retirement Fund - Class 4 - Capital Research and Management Company	0.84%	15.62%	6.81%	—
Allocation	American Funds Insurance Series® 2035 Target Date Retirement Fund - Class 4 - Capital Research and Management Company	0.89%	17.13%	7.91%	—
Allocation	American Funds Insurance Series® 2040 Target Date Retirement Fund - Class 4 - Capital Research and Management Company	0.88%	20.10%	—	—
Allocation	American Funds Insurance Series® 2045 Target Date Retirement Fund - Class 4 - Capital Research and Management Company	0.92%	21.63%	—	—
Allocation	American Funds Insurance Series® 2050 Target Date Retirement Fund - Class 4 - Capital Research and Management Company	0.92%	21.94%	—	—
Allocation	American Funds Insurance Series® 2055 Target Date Retirement Fund - Class 4 - Capital Research and Management Company	0.93%	22.28%	—	—
Allocation	American Funds Insurance Series® 2060 Target Date Retirement Fund - Class 4 - Capital Research and Management Company	0.91%	20.90%	—	—
Allocation	American Funds Insurance Series® 2065 Target Date Retirement Fund - Class 4 - Capital Research and Management Company	0.94%	20.61%	—	—
Asset Allocation Type	Portfolio Company Investment Adviser; SubAdviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Allocation	American Funds Insurance Series® 2070 Target Date Retirement Fund - Class 4 - Capital Research and Management Company	0.92%	20.45%	—	—
Allocation	BlackRock Global Allocation V.I. Fund - Class I (1)	0.76%	19.80%	5.79%	7.59%
Taxable Bond	BlackRock High Yield V.I. Fund - Class I (1)	0.54%	9.19%	4.79%	6.31%
Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class I (1)	0.33%	15.68%	7.33%	8.74%
U.S. Equity	BNY Mellon Stock Index Fund, Inc. - Initial Shares	0.27%	17.53%	14.11%	14.52%
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class I - Franklin Templeton Fund Adviser, LLC	0.82%	4.35%	4.50%	7.50%
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class I - Franklin Templeton Fund Adviser, LLC	0.81%	9.23%	-0.17%	9.38%
Sector Equity	Davis Financial Portfolio	0.75%	29.12%	18.13%	12.92%
Taxable Bond	Dimensional VIT Inflation-Protected Securities Portfolio - Institutional Class	0.11%	7.55%	1.05%	3.12%
U.S. Equity	DWS Core Equity VIP - Class A	0.59%	16.83%	13.27%	13.53%
Taxable Bond	DWS High Income VIP - Class A (1)	0.71%	8.94%	4.25%	6.00%
U.S. Equity	DWS Small Cap Index VIP - Class A - Northern Trust Investments, Inc.(1)	0.37%	12.64%	5.84%	9.33%
Taxable Bond	Eaton Vance VT Floating-Rate Income Fund - Initial Class	1.19%	3.95%	4.64%	4.43%
Allocation	Empower Aggressive Profile Fund - Investor Class	1.13%	17.42%	9.27%	10.20%
Taxable Bond	Empower Bond Index Fund - Investor Class - Franklin Advisers, Inc. and Franklin Advisory Services, LLC	0.49%	6.62%	-1.00%	1.43%
Allocation	Empower Conservative Profile Fund - Investor Class (1)	0.76%	8.19%	3.35%	4.63%
Taxable Bond	Empower Core Bond Fund - Investor Class - Goldman Sachs Asset Management, L.P.; Wellington Management Company LLP(1)	0.70%	6.75%	-0.68%	2.05%
International Equity	Empower Emerging Markets Equity Fund - Investor Class - Goldman Sachs Asset Management, L.P.; Lazard Asset Management LLC(1)	1.26%	32.78%	3.49%	—
Taxable Bond	Empower Inflation-Protected Securities Fund - Investor Class - Goldman Sachs Asset Management, L.P. (1)	0.70%	6.75%	1.87%	—
International Equity	Empower International Index Fund - Investor Class - Irish Life Investment Managers Limited	0.58%	30.92%	8.38%	7.73%
International Equity	Empower International Value Fund - Investor Class - LSV Asset Management; Massachusetts Financial Services Company (1)	1.07%	39.10%	10.23%	9.23%
U.S. Equity	Empower Large Cap Growth Fund - Investor Class - Victory Capital Management, Inc.; JPMorgan Investment Management Inc.(1)	0.98%	13.98%	12.14%	16.21%
Allocation	Empower Lifetime 2015 Fund - Investor Class (1) (4)	0.74%	10.14%	4.24%	6.01%
Allocation	Empower Lifetime 2020 Fund - Investor Class (1) (4)	0.76%	10.69%	4.53%	—
Allocation	Empower Lifetime 2025 Fund - Investor Class (1) (4)	0.79%	11.70%	4.96%	6.98%
Allocation	Empower Lifetime 2030 Fund - Investor Class (1) (4)	0.81%	12.97%	5.63%	—
Allocation	Empower Lifetime 2035 Fund - Investor Class (1) (4)	0.83%	14.35%	6.46%	8.45%
Allocation	Empower Lifetime 2040 Fund - Investor Class (1) (4)	0.85%	15.68%	7.28%	—
Allocation	Empower Lifetime 2045 Fund - Investor Class (4)	0.88%	16.71%	7.82%	9.47%
Allocation	Empower Lifetime 2050 Fund - Investor Class (4)	0.88%	17.26%	8.03%	—
Allocation	Empower Lifetime 2055 Fund - Investor Class (4)	0.88%	17.71%	8.05%	9.58%
Allocation	Empower Lifetime 2060 Fund - Investor Class (4)	0.88%	17.97%	8.01%	—
Allocation	Empower Lifetime 2065 Fund - Investor Class (4)	0.88%	—	—	—
U.S. Equity	Empower Mid Cap Value Fund - Investor Class - Goldman Sachs Asset Management, L.P. (1)	1.05%	8.32%	10.63%	9.40%
Asset Allocation Type	Portfolio Company Investment Adviser; SubAdviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Allocation	Empower Moderate Profile Fund - Investor Class (1)	0.90%	11.96%	5.91%	7.17%
Allocation	Empower Moderately Aggressive Profile Fund - Investor Class (1)	1.13%	13.79%	7.01%	8.20%
Allocation	Empower Moderately Conservative Profile Fund - Investor Class (1)	0.81%	10.03%	4.61%	5.87%
Taxable Bond	Empower Multi-Sector Bond Fund - Investor Class - Loomis, Sayles & Company, L.P.; Virtus Fixed Income Advisers, LLC (1)	0.90%	7.98%	1.83%	4.35%
Sector Equity	Empower Real Estate Index Fund - Investor Class - Irish Life Investment Managers Limited (1)	0.65%	3.16%	5.95%	4.13%
U.S. Equity	Empower S&P Mid Cap 400® Index Fund - Investor Class - Irish Life Investment Managers Limited	0.54%	6.94%	8.49%	10.10%
U.S. Equity	Empower S&P SmallCap 600® Index Fund - Investor Class - Irish Life Investment Managers Limited (1)	0.56%	5.55%	6.70%	9.24%
Taxable Bond	Empower Short Duration Bond Fund - Investor Class - Franklin Advisers, Inc. (1)	0.60%	5.29%	2.11%	2.48%
U.S. Equity	Empower Small Cap Growth Fund - Investor Class - Lord, Abbett & Co. LLC; Peregrine Capital Management, LLC (1)	1.19%	7.81%	3.21%	9.88%
U.S. Equity	Empower Small Cap Value Fund - Investor Class - Hotchkis & Wiley Capital Management, LLC; Loomis, Sayles & Company, L.P. (1)	1.09%	4.08%	9.30%	8.79%
U.S. Equity	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class	1.02%	2.99%	3.61%	9.64%
Taxable Bond	Empower U.S. Government Securities Fund - Investor Class (1)	0.60%	6.60%	-0.71%	1.20%
Taxable Bond	Federated Hermes High Income Bond Fund II - Primary Class (1)	0.81%	8.23%	3.70%	5.59%
International Equity	Fidelity® VIP Emerging Markets Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd	1.12%	40.79%	5.62%	10.66%
U.S. Equity	Fidelity® VIP Extended Market Index Portfolio - Service Class 2 - Geode Capital Management, LLC	0.37%	12.03%	7.75%	—
Allocation	Fidelity® VIP Freedom Funds - Freedom 2025 Portfolio℠ - Service Class 2	0.71%	14.23%	5.25%	7.75%
Allocation	Fidelity® VIP Freedom Funds - Freedom 2030 Portfolio℠ - Service Class 2	0.74%	15.16%	5.98%	8.61%
Allocation	Fidelity® VIP Freedom Funds - Freedom 2035 Portfolio℠ - Service Class 2	0.78%	16.42%	7.28%	9.72%
Allocation	Fidelity® VIP Freedom Funds - Freedom 2040 Portfolio℠ - Service Class 2	0.82%	18.44%	8.73%	10.59%
Allocation	Fidelity® VIP Freedom Funds - Freedom 2045 Portfolio℠ - Service Class 2	0.85%	19.53%	9.16%	10.82%
Allocation	Fidelity® VIP Freedom Funds - Freedom 2050 Portfolio℠ - Service Class 2	0.85%	19.50%	9.15%	10.81%
Allocation	Fidelity® VIP Freedom Funds - Freedom 2055 Portfolio℠ - Service Class 2	0.85%	19.53%	9.16%	—
Allocation	Fidelity® VIP Freedom Funds - Freedom 2060 Portfolio℠ - Service Class 2	0.85%	19.53%	9.17%	—
Allocation	Fidelity® VIP Freedom Funds - Freedom 2065 Portfolio℠ - Service Class 2	0.85%	19.52%	9.16%	—
Allocation	Fidelity® VIP Freedom Funds - Freedom 2070 Portfolio℠ - Service Class 2	0.85%	19.59%	—	—
Asset Allocation Type	Portfolio Company Investment Adviser; SubAdviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Money Market	Fidelity® VIP Government Money Market Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.50%	3.86%	2.90%	1.83%
U.S. Equity	Fidelity® VIP Index 500 Portfolio - Initial Class - Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%
International Equity	Fidelity® VIP International Index Portfolio - Service Class 2 - Geode Capital Management, LLC	0.41%	32.82%	7.76%	—
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.62%	6.93%	-0.21%	2.45%
Money Market	Goldman Sachs VIT Government Money Market Fund - Service Class (1)	0.43%	3.94%	2.98%	1.90%
U.S. Equity	Invesco® V.I. Diversified Dividend Fund - Series I	0.68%	15.74%	10.81%	9.20%
International Equity	Invesco® V.I. EQV International Equity Fund - Series I	0.90%	16.50%	3.68%	6.22%
Sector Equity	Invesco® V.I. Global Real Estate Fund - Series I (4)	1.02%	7.85%	1.73%	2.44%
U.S. Equity	Invesco® V.I. Main Street Small Cap Fund® - Series I	0.84%	8.70%	8.34%	10.59%
Allocation	Janus Henderson Balanced Portfolio - Institutional Shares	0.62%	15.11%	8.48%	10.14%
U.S. Equity	Janus Henderson Enterprise Portfolio - Institutional Shares	0.72%	7.67%	7.62%	12.79%
Taxable Bond	Janus Henderson Flexible Bond Portfolio - Institutional Shares (1)	0.57%	7.40%	-0.23%	2.32%
U.S. Equity	Janus Henderson Forty Portfolio - Institutional Shares	0.62%	18.14%	11.65%	16.24%
Sector Equity	Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares	0.73%	25.15%	13.71%	21.48%
Taxable Bond	Lord Abbett Series Fund - Total Return Portfolio - Class VC	0.71%	7.19%	0.06%	2.27%
U.S. Equity	LVIP American Century Capital Appreciation Fund - Standard Class II - Lincoln Financial Investments Corporation (1) (2)	0.79%	6.72%	5.16%	11.47%
U.S. Equity	LVIP American Century Mid Cap Value Fund - Standard Class II - Lincoln Financial Investments Corporation (1) (2)	0.86%	8.99%	8.89%	9.12%
U.S. Equity	LVIP American Century Ultra Fund - Standard Class II - Lincoln Financial Investments Corporation (1) (2)	0.75%	12.84%	11.68%	17.16%
U.S. Equity	LVIP American Century Value Fund - Standard Class II - Lincoln Financial Investments Corporation (1) (2)	0.71%	16.02%	11.65%	10.23%
U.S. Equity	LVIP JPMorgan Small Cap Core Fund - Standard Class (3)	0.77%	10.27%	6.40%	8.95%
U.S. Equity	LVIP JPMorgan U.S. Equity Fund - Standard Class (3)	0.63%	14.54%	13.69%	14.84%
U.S. Equity	MFS® VIT Growth Series - Initial Class - Massachusetts Financial Services Company (1)	0.73%	12.19%	11.10%	15.60%
International Equity	MFS® VIT II International Growth Portfolio - Initial Class - Massachusetts Financial Services Company (1)	0.88%	21.12%	7.07%	9.88%
International Equity	MFS® VIT II Research International Portfolio - Initial Class - Massachusetts Financial Services Company (1)	0.90%	22.05%	5.51%	7.54%
U.S. Equity	MFS® VIT III Blended Research® Small Cap Equity Portfolio - Initial Class - Massachusetts Financial Services Company (1)	0.58%	5.76%	6.92%	9.10%
Asset Allocation Type	Portfolio Company Investment Adviser; SubAdviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Sector Equity	MFS® VIT III Global Real Estate Portfolio - Initial Class - Massachusetts Financial Services Company (1)	0.90%	3.53%	1.32%	5.01%
U.S. Equity	MFS® VIT III Mid Cap Value Portfolio - Initial Class - Massachusetts Financial Services Company (1)	0.79%	5.98%	10.18%	9.95%
U.S. Equity	MFS® VIT Mid Cap Growth Series - Initial Class - Massachusetts Financial Services Company (1)	0.81%	3.66%	3.26%	11.60%
U.S. Equity	MFS® VIT New Discovery Series - Initial Class - Massachusetts Financial Services Company (1)	0.87%	12.96%	-0.28%	10.74%
U.S. Equity	MFS® VIT Research Series - Initial Class - Massachusetts Financial Services Company (1)	0.74%	12.85%	11.15%	12.93%
Taxable Bond	MFS® VIT Total Return Bond Series - Initial Class - Massachusetts Financial Services Company (1)	0.53%	7.17%	0.15%	2.63%
U.S. Equity	MFS® VIT Value Series - Initial Class - Massachusetts Financial Services Company (1)	0.69%	13.01%	9.95%	10.05%
U.S. Equity	Neuberger Berman AMT Quality Equity Portfolio - Class I (formerly, Neuberger Berman AMT Sustainable Equity Portfolio)	0.87%	13.74%	12.83%	12.94%
Commodities	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class - Pacific Investment Management Company LLC (1)	3.19%	18.79%	10.55%	6.54%
Taxable Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) - Administrative Class - Pacific Investment Management Company LLC	1.15%	12.87%	0.17%	2.47%
Taxable Bond	PIMCO VIT High Yield Portfolio - Administrative Class - Pacific Investment Company LLC	0.81%	8.95%	3.97%	5.57%
Taxable Bond	PIMCO VIT Income Portfolio - Institutional Class - Pacific Investment Company LLC	0.77%	10.36%	3.57%	—
Taxable Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class - Pacific Investment Management Company LLC	1.09%	3.95%	1.03%	2.88%
Taxable Bond	PIMCO VIT Low Duration Portfolio - Administrative Class - Pacific Investment Management Company LLC	0.66%	5.52%	1.57%	1.79%
Taxable Bond	PIMCO VIT Real Return Portfolio - Administrative Class - Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Taxable Bond	PIMCO VIT Total Return Portfolio - Administrative Class - Pacific Investment Management Company LLC	0.73%	8.89%	0.02%	2.36%
International Equity	Putnam VT Focused International Equity Fund - Class IA - The Putnam Advisory Company, LLC; Franklin Templeton Investment Management Limited; Franklin Advisers, Inc.(1)	0.78%	36.75%	9.41%	9.66%
Allocation	Putnam VT Global Asset Allocation Fund - Class IA - Franklin Advisers, Inc. - The Putnam Advisory Company, LLC; Franklin Templeton Investment Management Limited (1)	0.84%	14.63%	8.67%	8.71%
Taxable Bond	Putnam VT High Yield Fund - Class IA - Franklin Advisers, Inc. -Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.71%	8.86%	4.28%	5.94%
Taxable Bond	Putnam VT Income Fund - Class IB - Franklin Advisers, Inc. - Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.82%	7.25%	-1.13%	1.89%
International Equity	Putnam VT International Value Fund - Class IA - The Putnam Advisory Company, LLC; Franklin Templeton Investment Management Limited; Franklin Advisers, Inc.	0.81%	35.07%	12.77%	9.13%
Asset Allocation Type	Portfolio Company Investment Adviser; SubAdviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
U.S. Equity	Putnam VT Large Cap Growth Fund - Class IA - Franklin Templeton Investment Management Limited; Franklin Advisers, Inc.	0.62%	14.58%	13.71%	17.95%
U.S. Equity	Putnam VT Large Cap Value Fund - Class IA - Franklin Templeton Investment Management Limited; Franklin Advisers, Inc.	0.54%	20.66%	15.68%	13.58%
U.S. Equity	Putnam VT Small Cap Value Fund - Class IA - Franklin Templeton Investment Management Limited; Franklin Advisers, Inc.	0.77%	5.46%	11.28%	9.39%
U.S. Equity	Putnam VT Sustainable Future Fund - Class IA - Franklin Templeton Investment Management Limited; Franklin Advisers, Inc.(1)	0.80%	2.87%	1.44%	9.88%
U.S. Equity	Putnam VT U.S. Research Fund - Class IA - The Putnam Advisory Company, LLC; Franklin Templeton Investment Management Limited; Franklin Advisers, Inc. (formerly, Putnam VT Research Fund)	0.70%	18.16%	14.80%	15.36%
U.S. Equity	T. Rowe Price® Blue Chip Growth Portfolio - II Class	1.00%	18.43%	11.41%	15.25%
Taxable Bond	Vanguard® VIF Global Bond Index Portfolio	0.13%	5.69%	-0.41%	—
Sector Equity	Vanguard® VIF Real Estate Index Portfolio	0.26%	3.11%	4.50%	5.08%
Taxable Bond	Vanguard® VIF Total Bond Market Index Portfolio	0.14%	6.93%	-0.50%	1.90%

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Owners and will continue past the current year.

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(2)
The Sub-Account investing in this Fund is closed to new investors as of April 26, 2024.

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(3)
The Sub-Account investing in this Fund is closed to new investors as of May 1, 2024.

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(4)
The Sub-Account investing in this Fund was closed to new investors effective May 1, 2026.

Temporary Fee Reductions, Current Expenses [Text Block]
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Owners and will continue past the current year.

Fund Risks [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Fund Risks.   We do not guarantee that a Fund will meet its investment objectives and strategies. Policy Value may increase or decrease depending on the investment performance of the Funds. You bear the risk that those Funds may not meet their investment objectives. A comprehensive discussion of the risks of each Fund may be found in each Fund’s prospectus, which you may request, free of charge, by visiting www.protective.com/eprospectus, calling 1-800-265-1545 or emailing prospectus@protective.com.

General Account Risks [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
General Account Risks.   The Company’s general obligations and any guaranteed benefits under the Policy are supported by our General Account (and not by the Variable Account) and are subject to the Company’s claims-paying ability. The Fixed Account is part of the General Account. An Owner should look to the financial strength of Protective Life for its claims-paying ability. Assets in the General Account are not segregated for the exclusive benefit of any particular Policy or obligation. General Account assets are also available to the Company’s general creditors and the conduct of our routine business activities. For more information on Protective Life’s financial strength, you may review our financial statements and/or check our current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Funds. See also The Company and the Fixed Account — Our General Account.

Loan Risks [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Loan Risks.   A Policy loan, whether or not repaid, has a permanent effect on the Policy Value, and potentially the Death Benefit, because the investment results of the Sub-Accounts and current interest rates credited on the Fixed Account Value do not apply to Policy Value in the Loan Account. The larger the loan and the longer the loan is outstanding, the greater will be the effect on Policy Value held as collateral in the Loan Account. Interest credited on the portion of the Policy Value being used as collateral for a Policy loan is the loan interest rate less an amount deducted from the loan interest rate to cover the costs the Company incurs by providing the loaned cash value (“Loan Interest Credit Spread”).
Your Policy may Lapse if your outstanding loan amounts reduce the Cash Surrender Value to zero. If a Policy Lapses with loans outstanding, some or all of the loan amounts may be subject to income tax. See Tax Considerations — Tax Treatment of Loans. Policy loans also may increase the potential for Lapse if the investment results of the Sub- Accounts to which Cash Surrender Value is allocated is unfavorable.
If the Insured dies while a loan is outstanding, the loan balance, which includes any unpaid interest, will be deducted from the Death Benefit. See Policy Loans.

Potential For Increased Charges And Fees [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Potential for Increased Charges and Fees.   The Company has the right to increase (up to the maximum amount noted in the fee table) the charges and fees we deduct. See also Fee Tables and Charges and Deductions.

Surrender Risks [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Surrender Risks.   The Cash Surrender Value of the Policy is generally the Cash Value less any Policy Debt and less any Monthly Deduction applied on the date of surrender. No Death Benefit Proceeds will be paid after the effective date of surrender of the Policy.
You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the account value in the near future. We designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment.
A surrender or withdrawal may have tax consequences. See Tax Considerations.

Tax Risks [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Tax Risks.   Although the federal income tax requirements applicable to the Policy are complex and there is limited guidance regarding these requirements, we anticipate that the Policy will be treated as a life insurance contract for federal income tax purposes. Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you generally should not be considered to be in receipt of any portion of your Policy’s Cash Value until there is an actual distribution from the Policy. Moreover, Death Benefits payable under the Policy should be excludable from the gross income of the Beneficiary. Although the Beneficiary generally should not have to pay federal income tax on the Death Benefit, other taxes, such as estate taxes, may apply. This Policy is intended to qualify as life insurance for tax purposes and is designed to meet the requirements of Section 7702 of the Code.
The applicable factor used in determining the minimum Death Benefit shall be the factor required by Section 7702 of the Code as shown in your Policy. Under Death Benefit Option 1, your Death Benefit will generally be the Total Face Amount. However, in the event the minimum Death Benefit exceeds the Total Face Amount, the Company reserves the right to refund the portion of any premium or Cash Value such that the minimum Death Benefit no longer exceeds the Total Face Amount. Under Death Benefit Option 2, your Death Benefit will always vary with the Policy Value. However, in the event the minimum Death Benefit exceeds the Total Face Amount plus the Policy Value under Death Benefit Option 2, the Company reserves the right to refund the portion of any premium or Cash Value such that the minimum Death Benefit no longer exceeds the Total Face Amount plus Policy Value. See Death Benefit Options for detailed information about each Death Benefit Option.
Your Policy may become a MEC as a result of: (1) the payment of premiums exceeding the limits of Section 7702A of the Code, (2) certain changes to your Policy, such as a reduction in your Death Benefit or certain rider benefits, or (3) an exchange of a contract which is a MEC for this Policy.
If your Policy becomes a MEC, transactions such as surrenders, withdrawals and loans will be treated first as a distribution of the earnings in the Policy and generally will be taxable as ordinary income in the year received, to the extent there is any gain in the Policy. In addition, if the Policy Owner is under age 59-1/2 at the time of a surrender, withdrawal or loan, the amount that is included in income is generally subject to a 10% additional tax.
If the Policy is not a MEC, distributions, such as surrenders and withdrawals, generally are treated first as a return of basis or investment in the Policy and then as taxable income. Moreover, loans are generally not treated as distributions. Finally, surrenders, withdrawals or loans from a Policy that is not a MEC are not subject to the 10% additional tax.
The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, and others. The tax consequences of such plans vary depending on the particular facts and circumstances of each individual arrangement. For more information regarding certain arrangements, see Tax Considerations and, specifically, the sections discussing Employer-Owned Life Insurance, Split-Dollar Life Insurance, and Employer-Financed Insurance Purchase Arrangements — Tax and Other Legal Issues.
See Tax Considerations for a discussion of certain tax risks and considerations, including those relating to employer owned life insurance. You should consult a qualified tax adviser for assistance in all Policy related tax matters.

Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Risk of Loss You can lose money by purchasing the Policy. For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” in the Prospectus.
Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
Not a Short-Term Investment

The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.
For additional information about the investment profile of the Policy, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” in the Prospectus.

Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
Risks Associated with Investment Options

An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options, or Funds, available under the Policy. Each Fund (including any fixed account investment option) will have its own unique risks, and investors should review these investment options before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY”, and “THE VARIABLE ACCOUNT AND THE FUNDS” in the Prospectus and “FUND APPENDIX — FUNDS AVAILABLE UNDER THE POLICY” which is part of this Prospectus.

Principal Risk [Text Block]
Investment Risk (Policy Value Not Guaranteed).   If you invest your Policy Value in one or more Sub-Accounts, then you will be subject to the risk that investment performance may be unfavorable causing the Policy Value to decrease and the Monthly Deduction to increase (which, in turn, further decreases future Policy Value). This is because poor investment performance diminishes Policy Value thereby increasing the Net Amount at Risk (the difference between the Death Benefit and the Policy Value) under the Policy and, correspondingly, increasing the cost of insurance which is part of the Monthly Deduction. You could lose everything you invest.
If you allocate Policy Value to the Fixed Account, then we credit your Policy Value (in the Fixed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual interest effective rate of 2%. See The Company and the Fixed Account.

Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
Insurance Company Risks

An investment in the Policy is subject to the risks related to the depositor, Protective Life, including that any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of the depositor. More information about the depositor including its financial strength ratings is available upon request by calling toll-free 1-888-353-2654.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” and “THE COMPANY AND THE FIXED ACCOUNT” in the Prospectus.

Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
Contract Lapse

Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges. Your Policy may also Lapse due to insufficient Premium payments, withdrawals, unpaid loans or loan interest.
There is a cost associated with reinstating a Lapsed Policy. Death benefits will not be paid if the Policy has Lapsed.
For additional information about Company risks, see “LAPSE AND REINSTATEMENT”, “PRINCIPAL RISKS OF INVESTING IN THE POLICY”, “POLICY LOANS” and “PREMIUMS” in the Prospectus.

Principal Risk [Text Block]
Risk of Lapse.   Your Policy may terminate if your Policy Value on any Monthly Anniversary Day (the same day each month as the Policy Effective Date) is less than the amount of the Monthly Deduction due on that date. If your Policy would terminate due to insufficient value, we will send you notice of the premium required to prevent termination of the Policy at the expiration of the grace period while the Insured is living (“Lapse”). You have a 61-day grace period to make a payment of Net Premium at least sufficient to cover the monthly cost of insurance for the next three months or the Policy will Lapse. You may reinstate a Lapsed Policy, subject to certain conditions. There is a cost to reinstate your Policy. See Lapse and Reinstatement.
Your Policy may Lapse if your outstanding loan amounts reduce the Cash Surrender Value to zero. A Lapse of your Policy at a time when a Policy loan is outstanding may have tax consequences. See Tax Considerations.

American Funds Insurance Series® 2030 Target Date Retirement Fund - Class 4 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® 2030 Target Date Retirement Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	15.62%
Average Annual Total Returns, 5 Years [Percent]	6.81%
Average Annual Total Returns, 10 Years [Percent]
American Funds Insurance Series® 2035 Target Date Retirement Fund - Class 4 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® 2035 Target Date Retirement Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	17.13%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]
American Funds Insurance Series® 2040 Target Date Retirement Fund - Class 4 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® 2040 Target Date Retirement Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	20.10%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Funds Insurance Series® 2045 Target Date Retirement Fund - Class 4 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® 2045 Target Date Retirement Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	21.63%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Funds Insurance Series® 2050 Target Date Retirement Fund - Class 4 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® 2050 Target Date Retirement Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	21.94%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Funds Insurance Series® 2055 Target Date Retirement Fund - Class 4 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® 2055 Target Date Retirement Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	22.28%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Funds Insurance Series® 2060 Target Date Retirement Fund - Class 4 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® 2060 Target Date Retirement Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	20.90%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Funds Insurance Series® 2065 Target Date Retirement Fund - Class 4 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® 2065 Target Date Retirement Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	20.61%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Funds Insurance Series® 2070 Target Date Retirement Fund - Class 4 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® 2070 Target Date Retirement Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	20.45%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Funds Insurance Series® Capital World Bond Fund® - Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital World Bond Fund® - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	9.39%
Average Annual Total Returns, 5 Years [Percent]	(2.50%)
Average Annual Total Returns, 10 Years [Percent]	1.23%
American Funds Insurance Series® Capital World Growth and Income Fund® - Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 2	[11]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[11]
Current Expenses [Percent]	0.66%	[11]
Average Annual Total Returns, 1 Year [Percent]	24.80%	[11]
Average Annual Total Returns, 5 Years [Percent]	10.29%	[11]
Average Annual Total Returns, 10 Years [Percent]	11.02%	[11]
American Funds Insurance Series® EUPAC FundTM - Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® EUPAC FundTM - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (formerly, American Funds Insurance Series® International Fund - Class 2)
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	26.77%
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	7.00%
American Funds Insurance Series® Growth Fund - Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
American Funds Insurance Series® Growth-Income Fund - Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	13.92%
American Funds Insurance Series® New World Fund® ‑ Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund® ‑ Class 2	[11]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[11]
Current Expenses [Percent]	0.82%	[11]
Average Annual Total Returns, 1 Year [Percent]	28.29%	[11]
Average Annual Total Returns, 5 Years [Percent]	5.33%	[11]
Average Annual Total Returns, 10 Years [Percent]	9.25%	[11]
American Funds Insurance Series® SMALLCAP World Fund® - Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® SMALLCAP World Fund® - Class 2	[11]
Portfolio Company Adviser [Text Block]	Capital Research and Management Companyformerly, American Funds Insurance Series® Global Small Capitalization Fund - Class 2	[11]
Current Expenses [Percent]	0.90%	[11]
Average Annual Total Returns, 1 Year [Percent]	14.64%	[11]
Average Annual Total Returns, 5 Years [Percent]	0.49%	[11]
Average Annual Total Returns, 10 Years [Percent]	7.23%	[11]
American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 2	[11]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[11]
Current Expenses [Percent]	0.50%	[11]
Average Annual Total Returns, 1 Year [Percent]	17.21%	[11]
Average Annual Total Returns, 5 Years [Percent]	13.89%	[11]
Average Annual Total Returns, 10 Years [Percent]	12.36%	[11]
BNY Mellon Stock Index Fund, Inc. - Initial Shares [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BNY Mellon Stock Index Fund, Inc. - Initial Shares
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.53%
Average Annual Total Returns, 5 Years [Percent]	14.11%
Average Annual Total Returns, 10 Years [Percent]	14.52%
BlackRock 60/40 Target Allocation ETF V.I. Fund - Class I [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class I	[11]
Current Expenses [Percent]	0.33%	[11]
Average Annual Total Returns, 1 Year [Percent]	15.68%	[11]
Average Annual Total Returns, 5 Years [Percent]	7.33%	[11]
Average Annual Total Returns, 10 Years [Percent]	8.74%	[11]
BlackRock Global Allocation V.I. Fund - Class I [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund - Class I	[11]
Current Expenses [Percent]	0.76%	[11]
Average Annual Total Returns, 1 Year [Percent]	19.80%	[11]
Average Annual Total Returns, 5 Years [Percent]	5.79%	[11]
Average Annual Total Returns, 10 Years [Percent]	7.59%	[11]
BlackRock High Yield V.I. Fund - Class I [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BlackRock High Yield V.I. Fund - Class I	[11]
Current Expenses [Percent]	0.54%	[11]
Average Annual Total Returns, 1 Year [Percent]	9.19%	[11]
Average Annual Total Returns, 5 Years [Percent]	4.79%	[11]
Average Annual Total Returns, 10 Years [Percent]	6.31%	[11]
ClearBridge Variable Mid Cap Portfolio - Class I [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	4.35%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	7.50%
ClearBridge Variable Small Cap Growth Portfolio - Class I [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.23%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	9.38%
DWS Core Equity VIP - Class A [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DWS Core Equity VIP - Class A
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	16.83%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	13.53%
DWS High Income VIP - Class A [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DWS High Income VIP - Class A	[11]
Current Expenses [Percent]	0.71%	[11]
Average Annual Total Returns, 1 Year [Percent]	8.94%	[11]
Average Annual Total Returns, 5 Years [Percent]	4.25%	[11]
Average Annual Total Returns, 10 Years [Percent]	6.00%	[11]
DWS Small Cap Index VIP - Class A [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DWS Small Cap Index VIP - Class A	[11]
Portfolio Company Adviser [Text Block]	Northern Trust Investments, Inc.	[11]
Current Expenses [Percent]	0.37%	[11]
Average Annual Total Returns, 1 Year [Percent]	12.64%	[11]
Average Annual Total Returns, 5 Years [Percent]	5.84%	[11]
Average Annual Total Returns, 10 Years [Percent]	9.33%	[11]
Davis Financial Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Davis Financial Portfolio
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	29.12%
Average Annual Total Returns, 5 Years [Percent]	18.13%
Average Annual Total Returns, 10 Years [Percent]	12.92%
Dimensional VIT Inflation-Protected Securities Portfolio - Institutional Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Dimensional VIT Inflation-Protected Securities Portfolio - Institutional Class
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	3.12%
Eaton Vance VT Floating-Rate Income Fund - Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Income Fund - Initial Class
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Empower Aggressive Profile Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Aggressive Profile Fund - Investor Class
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	17.42%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	10.20%
Empower Bond Index Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Bond Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc. and Franklin Advisory Services, LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	6.62%
Average Annual Total Returns, 5 Years [Percent]	(1.00%)
Average Annual Total Returns, 10 Years [Percent]	1.43%
Empower Conservative Profile Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Conservative Profile Fund - Investor Class	[11]
Current Expenses [Percent]	0.76%	[11]
Average Annual Total Returns, 1 Year [Percent]	8.19%	[11]
Average Annual Total Returns, 5 Years [Percent]	3.35%	[11]
Average Annual Total Returns, 10 Years [Percent]	4.63%	[11]
Empower Core Bond Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Core Bond Fund - Investor Class	[11]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[11]
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP	[11]
Current Expenses [Percent]	0.70%	[11]
Average Annual Total Returns, 1 Year [Percent]	6.75%	[11]
Average Annual Total Returns, 5 Years [Percent]	(0.68%)	[11]
Average Annual Total Returns, 10 Years [Percent]	2.05%	[11]
Empower Emerging Markets Equity Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Emerging Markets Equity Fund - Investor Class	[11]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[11]
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC	[11]
Current Expenses [Percent]	1.26%	[11]
Average Annual Total Returns, 1 Year [Percent]	32.78%	[11]
Average Annual Total Returns, 5 Years [Percent]	3.49%	[11]
Average Annual Total Returns, 10 Years [Percent]		[11]
Empower Inflation-Protected Securities Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Inflation-Protected Securities Fund - Investor Class	[11]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[11]
Current Expenses [Percent]	0.70%	[11]
Average Annual Total Returns, 1 Year [Percent]	6.75%	[11]
Average Annual Total Returns, 5 Years [Percent]	1.87%	[11]
Average Annual Total Returns, 10 Years [Percent]		[11]
Empower International Index Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower International Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Irish Life Investment Managers Limited
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	30.92%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Empower International Value Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower International Value Fund - Investor Class	[11]
Portfolio Company Adviser [Text Block]	LSV Asset Management	[11]
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company	[11]
Current Expenses [Percent]	1.07%	[11]
Average Annual Total Returns, 1 Year [Percent]	39.10%	[11]
Average Annual Total Returns, 5 Years [Percent]	10.23%	[11]
Average Annual Total Returns, 10 Years [Percent]	9.23%	[11]
Empower Large Cap Growth Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Large Cap Growth Fund - Investor Class	[11]
Portfolio Company Adviser [Text Block]	Victory Capital Management, Inc.	[11]
Portfolio Company Subadviser [Text Block]	JPMorgan Investment Management Inc.	[11]
Current Expenses [Percent]	0.98%	[11]
Average Annual Total Returns, 1 Year [Percent]	13.98%	[11]
Average Annual Total Returns, 5 Years [Percent]	12.14%	[11]
Average Annual Total Returns, 10 Years [Percent]	16.21%	[11]
Empower Lifetime 2015 Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Lifetime 2015 Fund - Investor Class	[11],[12]
Current Expenses [Percent]	0.74%	[11],[12]
Average Annual Total Returns, 1 Year [Percent]	10.14%	[11],[12]
Average Annual Total Returns, 5 Years [Percent]	4.24%	[11],[12]
Average Annual Total Returns, 10 Years [Percent]	6.01%	[11],[12]
Empower Lifetime 2020 Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Lifetime 2020 Fund - Investor Class	[11],[12]
Current Expenses [Percent]	0.76%	[11],[12]
Average Annual Total Returns, 1 Year [Percent]	10.69%	[11],[12]
Average Annual Total Returns, 5 Years [Percent]	4.53%	[11],[12]
Average Annual Total Returns, 10 Years [Percent]		[11],[12]
Empower Lifetime 2025 Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Lifetime 2025 Fund - Investor Class	[11],[12]
Current Expenses [Percent]	0.79%	[11],[12]
Average Annual Total Returns, 1 Year [Percent]	11.70%	[11],[12]
Average Annual Total Returns, 5 Years [Percent]	4.96%	[11],[12]
Average Annual Total Returns, 10 Years [Percent]	6.98%	[11],[12]
Empower Lifetime 2030 Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Lifetime 2030 Fund - Investor Class	[11],[12]
Current Expenses [Percent]	0.81%	[11],[12]
Average Annual Total Returns, 1 Year [Percent]	12.97%	[11],[12]
Average Annual Total Returns, 5 Years [Percent]	5.63%	[11],[12]
Average Annual Total Returns, 10 Years [Percent]		[11],[12]
Empower Lifetime 2035 Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Lifetime 2035 Fund - Investor Class	[11],[12]
Current Expenses [Percent]	0.83%	[11],[12]
Average Annual Total Returns, 1 Year [Percent]	14.35%	[11],[12]
Average Annual Total Returns, 5 Years [Percent]	6.46%	[11],[12]
Average Annual Total Returns, 10 Years [Percent]	8.45%	[11],[12]
Empower Lifetime 2040 Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Lifetime 2040 Fund - Investor Class	[11],[12]
Current Expenses [Percent]	0.85%	[11],[12]
Average Annual Total Returns, 1 Year [Percent]	15.68%	[11],[12]
Average Annual Total Returns, 5 Years [Percent]	7.28%	[11],[12]
Average Annual Total Returns, 10 Years [Percent]		[11],[12]
Empower Lifetime 2045 Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Lifetime 2045 Fund - Investor Class	[12]
Current Expenses [Percent]	0.88%	[12]
Average Annual Total Returns, 1 Year [Percent]	16.71%	[12]
Average Annual Total Returns, 5 Years [Percent]	7.82%	[12]
Average Annual Total Returns, 10 Years [Percent]	9.47%	[12]
Empower Lifetime 2050 Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Lifetime 2050 Fund - Investor Class	[12]
Current Expenses [Percent]	0.88%	[12]
Average Annual Total Returns, 1 Year [Percent]	17.26%	[12]
Average Annual Total Returns, 5 Years [Percent]	8.03%	[12]
Average Annual Total Returns, 10 Years [Percent]		[12]
Empower Lifetime 2055 Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Lifetime 2055 Fund - Investor Class	[12]
Current Expenses [Percent]	0.88%	[12]
Average Annual Total Returns, 1 Year [Percent]	17.71%	[12]
Average Annual Total Returns, 5 Years [Percent]	8.05%	[12]
Average Annual Total Returns, 10 Years [Percent]	9.58%	[12]
Empower Lifetime 2060 Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Lifetime 2060 Fund - Investor Class	[12]
Current Expenses [Percent]	0.88%	[12]
Average Annual Total Returns, 1 Year [Percent]	17.97%	[12]
Average Annual Total Returns, 5 Years [Percent]	8.01%	[12]
Average Annual Total Returns, 10 Years [Percent]		[12]
Empower Lifetime 2065 Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Lifetime 2065 Fund - Investor Class	[12]
Current Expenses [Percent]	0.88%	[12]
Average Annual Total Returns, 1 Year [Percent]		[12]
Average Annual Total Returns, 5 Years [Percent]		[12]
Average Annual Total Returns, 10 Years [Percent]		[12]
Empower Mid Cap Value Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Mid Cap Value Fund - Investor Class	[11]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[11]
Current Expenses [Percent]	1.05%	[11]
Average Annual Total Returns, 1 Year [Percent]	8.32%	[11]
Average Annual Total Returns, 5 Years [Percent]	10.63%	[11]
Average Annual Total Returns, 10 Years [Percent]	9.40%	[11]
Empower Moderate Profile Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Moderate Profile Fund - Investor Class	[11]
Current Expenses [Percent]	0.90%	[11]
Average Annual Total Returns, 1 Year [Percent]	11.96%	[11]
Average Annual Total Returns, 5 Years [Percent]	5.91%	[11]
Average Annual Total Returns, 10 Years [Percent]	7.17%	[11]
Empower Moderately Aggressive Profile Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class	[11]
Current Expenses [Percent]	1.13%	[11]
Average Annual Total Returns, 1 Year [Percent]	13.79%	[11]
Average Annual Total Returns, 5 Years [Percent]	7.01%	[11]
Average Annual Total Returns, 10 Years [Percent]	8.20%	[11]
Empower Moderately Conservative Profile Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Moderately Conservative Profile Fund - Investor Class	[11]
Current Expenses [Percent]	0.81%	[11]
Average Annual Total Returns, 1 Year [Percent]	10.03%	[11]
Average Annual Total Returns, 5 Years [Percent]	4.61%	[11]
Average Annual Total Returns, 10 Years [Percent]	5.87%	[11]
Empower Multi-Sector Bond Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Multi-Sector Bond Fund - Investor Class	[11]
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company, L.P.	[11]
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC (1)	[11]
Current Expenses [Percent]	0.90%	[11]
Average Annual Total Returns, 1 Year [Percent]	7.98%	[11]
Average Annual Total Returns, 5 Years [Percent]	1.83%	[11]
Average Annual Total Returns, 10 Years [Percent]	4.35%	[11]
Empower Real Estate Index Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Real Estate Index Fund - Investor Class	[11]
Portfolio Company Adviser [Text Block]	Irish Life Investment Managers Limited	[11]
Current Expenses [Percent]	0.65%	[11]
Average Annual Total Returns, 1 Year [Percent]	3.16%	[11]
Average Annual Total Returns, 5 Years [Percent]	5.95%	[11]
Average Annual Total Returns, 10 Years [Percent]	4.13%	[11]
Empower S&P Mid Cap 400® Index Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower S&P Mid Cap 400® Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Irish Life Investment Managers Limited
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	8.49%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Empower S&P SmallCap 600® Index Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower S&P SmallCap 600® Index Fund - Investor Class	[11]
Portfolio Company Adviser [Text Block]	Irish Life Investment Managers Limited	[11]
Current Expenses [Percent]	0.56%	[11]
Average Annual Total Returns, 1 Year [Percent]	5.55%	[11]
Average Annual Total Returns, 5 Years [Percent]	6.70%	[11]
Average Annual Total Returns, 10 Years [Percent]	9.24%	[11]
Empower Short Duration Bond Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Short Duration Bond Fund - Investor Class	[11]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[11]
Current Expenses [Percent]	0.60%	[11]
Average Annual Total Returns, 1 Year [Percent]	5.29%	[11]
Average Annual Total Returns, 5 Years [Percent]	2.11%	[11]
Average Annual Total Returns, 10 Years [Percent]	2.48%	[11]
Empower Small Cap Growth Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Small Cap Growth Fund - Investor Class	[11]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC	[11]
Portfolio Company Subadviser [Text Block]	Peregrine Capital Management, LLC	[11]
Current Expenses [Percent]	1.19%	[11]
Average Annual Total Returns, 1 Year [Percent]	7.81%	[11]
Average Annual Total Returns, 5 Years [Percent]	3.21%	[11]
Average Annual Total Returns, 10 Years [Percent]	9.88%	[11]
Empower Small Cap Value Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower Small Cap Value Fund - Investor Class	[11]
Portfolio Company Adviser [Text Block]	Hotchkis & Wiley Capital Management, LLC	[11]
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.	[11]
Current Expenses [Percent]	1.09%	[11]
Average Annual Total Returns, 1 Year [Percent]	4.08%	[11]
Average Annual Total Returns, 5 Years [Percent]	9.30%	[11]
Average Annual Total Returns, 10 Years [Percent]	8.79%	[11]
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	2.99%
Average Annual Total Returns, 5 Years [Percent]	3.61%
Average Annual Total Returns, 10 Years [Percent]	9.64%
Empower U.S. Government Securities Fund - Investor Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Empower U.S. Government Securities Fund - Investor Class	[11]
Current Expenses [Percent]	0.60%	[11]
Average Annual Total Returns, 1 Year [Percent]	6.60%	[11]
Average Annual Total Returns, 5 Years [Percent]	(0.71%)	[11]
Average Annual Total Returns, 10 Years [Percent]	1.20%	[11]
Federated Hermes High Income Bond Fund II - Primary Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes High Income Bond Fund II - Primary Class	[11]
Current Expenses [Percent]	0.81%	[11]
Average Annual Total Returns, 1 Year [Percent]	8.23%	[11]
Average Annual Total Returns, 5 Years [Percent]	3.70%	[11]
Average Annual Total Returns, 10 Years [Percent]	5.59%	[11]
Fidelity® VIP Emerging Markets Portfolio - Service Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	40.79%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	10.66%
Fidelity® VIP Extended Market Index Portfolio - Service Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Extended Market Index Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® VIP Freedom Funds - Freedom 2025 Portfolio℠ - Service Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Funds - Freedom 2025 Portfolio℠ - Service Class 2
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Fidelity® VIP Freedom Funds - Freedom 2030 Portfolio℠ - Service Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Funds - Freedom 2030 Portfolio℠ - Service Class 2
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.16%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Fidelity® VIP Freedom Funds - Freedom 2035 Portfolio℠ - Service Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Funds - Freedom 2035 Portfolio℠ - Service Class 2
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Fidelity® VIP Freedom Funds - Freedom 2040 Portfolio℠ - Service Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Funds - Freedom 2040 Portfolio℠ - Service Class 2
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	18.44%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Fidelity® VIP Freedom Funds - Freedom 2045 Portfolio℠ - Service Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Funds - Freedom 2045 Portfolio℠ - Service Class 2
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]	10.82%
Fidelity® VIP Freedom Funds - Freedom 2050 Portfolio℠ - Service Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Funds - Freedom 2050 Portfolio℠ - Service Class 2
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.50%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	10.81%
Fidelity® VIP Freedom Funds - Freedom 2055 Portfolio℠ - Service Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Funds - Freedom 2055 Portfolio℠ - Service Class 2
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® VIP Freedom Funds - Freedom 2060 Portfolio℠ - Service Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Funds - Freedom 2060 Portfolio℠ - Service Class 2
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® VIP Freedom Funds - Freedom 2065 Portfolio℠ - Service Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Funds - Freedom 2065 Portfolio℠ - Service Class 2
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® VIP Freedom Funds - Freedom 2070 Portfolio℠ - Service Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Funds - Freedom 2070 Portfolio℠ - Service Class 2
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Fidelity® VIP Government Money Market Portfolio - Service Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	3.86%
Average Annual Total Returns, 5 Years [Percent]	2.90%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Fidelity® VIP Index 500 Portfolio - Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	14.31%
Average Annual Total Returns, 10 Years [Percent]	14.70%
Fidelity® VIP International Index Portfolio - Service Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	32.82%
Average Annual Total Returns, 5 Years [Percent]	7.76%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.45%
Goldman Sachs VIT Government Money Market Fund - Service Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund - Service Class
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	3.94%
Average Annual Total Returns, 5 Years [Percent]	2.98%
Average Annual Total Returns, 10 Years [Percent]	1.90%
Invesco® V.I. Diversified Dividend Fund - Series I [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. Diversified Dividend Fund - Series
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Invesco® V.I. EQV International Equity Fund - Series I [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. EQV International Equity Fund - Series I
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.50%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.22%
Invesco® V.I. Global Real Estate Fund - Series I [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. Global Real Estate Fund - Series I	[12]
Current Expenses [Percent]	1.02%	[12]
Average Annual Total Returns, 1 Year [Percent]	7.85%	[12]
Average Annual Total Returns, 5 Years [Percent]	1.73%	[12]
Average Annual Total Returns, 10 Years [Percent]	2.44%	[12]
Invesco® V.I. Main Street Small Cap Fund® - Series I [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. Main Street Small Cap Fund® - Series I
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Janus Henderson Balanced Portfolio - Institutional Shares [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio - Institutional Shares
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	15.11%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	10.14%
Janus Henderson Enterprise Portfolio - Institutional Shares [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio - Institutional Shares
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.67%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	12.79%
Janus Henderson Flexible Bond Portfolio - Institutional Shares [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Portfolio - Institutional Shares
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	7.40%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	2.32%
Janus Henderson Forty Portfolio - Institutional Shares [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Forty Portfolio - Institutional Shares
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	18.14%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	16.24%
Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	25.15%
Average Annual Total Returns, 5 Years [Percent]	13.71%
Average Annual Total Returns, 10 Years [Percent]	21.48%
LVIP American Century Capital Appreciation Fund - Standard Class II [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century Capital Appreciation Fund - Standard Class II	[11],[13]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation	[11],[13]
Current Expenses [Percent]	0.79%	[11],[13]
Average Annual Total Returns, 1 Year [Percent]	6.72%	[11],[13]
Average Annual Total Returns, 5 Years [Percent]	5.16%	[11],[13]
Average Annual Total Returns, 10 Years [Percent]	11.47%	[11],[13]
LVIP American Century Mid Cap Value Fund - Standard Class II [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value Fund - Standard Class II	[11],[13]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation	[11],[13]
Current Expenses [Percent]	0.86%	[11],[13]
Average Annual Total Returns, 1 Year [Percent]	8.99%	[11],[13]
Average Annual Total Returns, 5 Years [Percent]	8.89%	[11],[13]
Average Annual Total Returns, 10 Years [Percent]	9.12%	[11],[13]
LVIP American Century Ultra Fund - Standard Class II [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century Ultra Fund - Standard Class II	[11],[13]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation	[11],[13]
Current Expenses [Percent]	0.75%	[11],[13]
Average Annual Total Returns, 1 Year [Percent]	12.84%	[11],[13]
Average Annual Total Returns, 5 Years [Percent]	11.68%	[11],[13]
Average Annual Total Returns, 10 Years [Percent]	17.16%	[11],[13]
LVIP American Century Value Fund - Standard Class II [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century Value Fund - Standard Class II	[11],[13]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation	[11],[13]
Current Expenses [Percent]	0.71%	[11],[13]
Average Annual Total Returns, 1 Year [Percent]	16.02%	[11],[13]
Average Annual Total Returns, 5 Years [Percent]	11.65%	[11],[13]
Average Annual Total Returns, 10 Years [Percent]	10.23%	[11],[13]
LVIP JPMorgan Small Cap Core Fund - Standard Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP JPMorgan Small Cap Core Fund - Standard Class	[14]
Current Expenses [Percent]	0.77%	[14]
Average Annual Total Returns, 1 Year [Percent]	10.27%	[14]
Average Annual Total Returns, 5 Years [Percent]	6.40%	[14]
Average Annual Total Returns, 10 Years [Percent]	8.95%	[14]
LVIP JPMorgan U.S. Equity Fund - Standard Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP JPMorgan U.S. Equity Fund - Standard Class	[14]
Current Expenses [Percent]	0.63%	[14]
Average Annual Total Returns, 1 Year [Percent]	14.54%	[14]
Average Annual Total Returns, 5 Years [Percent]	13.69%	[14]
Average Annual Total Returns, 10 Years [Percent]	14.84%	[14]
Lord Abbett Series Fund - Total Return Portfolio - Class VC [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Total Return Portfolio - Class VC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	2.27%
MFS® VIT Growth Series - Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT Growth Series - Initial Class	[11]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[11]
Current Expenses [Percent]	0.73%	[11]
Average Annual Total Returns, 1 Year [Percent]	12.19%	[11]
Average Annual Total Returns, 5 Years [Percent]	11.10%	[11]
Average Annual Total Returns, 10 Years [Percent]	15.60%	[11]
MFS® VIT III Blended Research® Small Cap Equity Portfolio - Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT III Blended Research® Small Cap Equity Portfolio - Initial Class	[11]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[11]
Current Expenses [Percent]	0.58%	[11]
Average Annual Total Returns, 1 Year [Percent]	5.76%	[11]
Average Annual Total Returns, 5 Years [Percent]	6.92%	[11]
Average Annual Total Returns, 10 Years [Percent]	9.10%	[11]
MFS® VIT III Global Real Estate Portfolio - Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT III Global Real Estate Portfolio - Initial Class	[11]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[11]
Current Expenses [Percent]	0.90%	[11]
Average Annual Total Returns, 1 Year [Percent]	3.53%	[11]
Average Annual Total Returns, 5 Years [Percent]	1.32%	[11]
Average Annual Total Returns, 10 Years [Percent]	5.01%	[11]
MFS® VIT III Mid Cap Value Portfolio - Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT III Mid Cap Value Portfolio - Initial Class	[11]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[11]
Current Expenses [Percent]	0.79%	[11]
Average Annual Total Returns, 1 Year [Percent]	5.98%	[11]
Average Annual Total Returns, 5 Years [Percent]	10.18%	[11]
Average Annual Total Returns, 10 Years [Percent]	9.95%	[11]
MFS® VIT II International Growth Portfolio - Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT II International Growth Portfolio - Initial Class	[11]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[11]
Current Expenses [Percent]	0.88%	[11]
Average Annual Total Returns, 1 Year [Percent]	21.12%	[11]
Average Annual Total Returns, 5 Years [Percent]	7.07%	[11]
Average Annual Total Returns, 10 Years [Percent]	9.88%	[11]
MFS® VIT II Research International Portfolio - Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT II Research International Portfolio - Initial Class	[11]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[11]
Current Expenses [Percent]	0.90%	[11]
Average Annual Total Returns, 1 Year [Percent]	22.05%	[11]
Average Annual Total Returns, 5 Years [Percent]	5.51%	[11]
Average Annual Total Returns, 10 Years [Percent]	7.54%	[11]
MFS® VIT Mid Cap Growth Series - Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT Mid Cap Growth Series - Initial Class	[11]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[11]
Current Expenses [Percent]	0.81%	[11]
Average Annual Total Returns, 1 Year [Percent]	3.66%	[11]
Average Annual Total Returns, 5 Years [Percent]	3.26%	[11]
Average Annual Total Returns, 10 Years [Percent]	11.60%	[11]
MFS® VIT New Discovery Series - Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT New Discovery Series - Initial Class	[11]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[11]
Current Expenses [Percent]	0.87%	[11]
Average Annual Total Returns, 1 Year [Percent]	12.96%	[11]
Average Annual Total Returns, 5 Years [Percent]	(0.28%)	[11]
Average Annual Total Returns, 10 Years [Percent]	10.74%	[11]
MFS® VIT Research Series - Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT Research Series - Initial Class	[11]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[11]
Current Expenses [Percent]	0.74%	[11]
Average Annual Total Returns, 1 Year [Percent]	12.85%	[11]
Average Annual Total Returns, 5 Years [Percent]	11.15%	[11]
Average Annual Total Returns, 10 Years [Percent]	12.93%	[11]
MFS® VIT Total Return Bond Series - Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT Total Return Bond Series - Initial Class	[11]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[11]
Current Expenses [Percent]	0.53%	[11]
Average Annual Total Returns, 1 Year [Percent]	7.17%	[11]
Average Annual Total Returns, 5 Years [Percent]	0.15%	[11]
Average Annual Total Returns, 10 Years [Percent]	2.63%	[11]
MFS® VIT Value Series - Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT Value Series - Initial Class	[11]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[11]
Current Expenses [Percent]	0.69%	[11]
Average Annual Total Returns, 1 Year [Percent]	13.01%	[11]
Average Annual Total Returns, 5 Years [Percent]	9.95%	[11]
Average Annual Total Returns, 10 Years [Percent]	10.05%	[11]
Neuberger Berman AMT Quality Equity Portfolio - Class I (formerly, Neuberger Berman AMT Sustainable Equity Portfolio) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman AMT Quality Equity Portfolio - Class I (formerly, Neuberger Berman AMT Sustainable Equity Portfolio)
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.74%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	12.94%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	[11]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC	[11]
Current Expenses [Percent]	3.19%	[11]
Average Annual Total Returns, 1 Year [Percent]	18.79%	[11]
Average Annual Total Returns, 5 Years [Percent]	10.55%	[11]
Average Annual Total Returns, 10 Years [Percent]	6.54%	[11]
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) - Administrative Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) - Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.87%
Average Annual Total Returns, 5 Years [Percent]	0.17%
Average Annual Total Returns, 10 Years [Percent]	2.47%
PIMCO VIT High Yield Portfolio - Administrative Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT High Yield Portfolio - Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Company LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	8.95%
Average Annual Total Returns, 5 Years [Percent]	3.97%
Average Annual Total Returns, 10 Years [Percent]	5.57%
PIMCO VIT Income Portfolio - Institutional Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Income Portfolio - Institutional Class
Portfolio Company Adviser [Text Block]	Pacific Investment Company LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	3.57%
Average Annual Total Returns, 10 Years [Percent]
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	2.88%
PIMCO VIT Low Duration Portfolio - Administrative Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio - Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	1.57%
Average Annual Total Returns, 10 Years [Percent]	1.79%
PIMCO VIT Real Return Portfolio - Administrative Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio - Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	1.21%
Average Annual Total Returns, 10 Years [Percent]	3.21%
PIMCO VIT Total Return Portfolio - Administrative Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio - Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	8.89%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	2.36%
Putnam VT Focused International Equity Fund - Class IA [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Focused International Equity Fund - Class IA	[11]
Portfolio Company Adviser [Text Block]	The Putnam Advisory Company, LLC	[11]
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited; Franklin Advisers, Inc	[11]
Current Expenses [Percent]	0.78%	[11]
Average Annual Total Returns, 1 Year [Percent]	36.75%	[11]
Average Annual Total Returns, 5 Years [Percent]	9.41%	[11]
Average Annual Total Returns, 10 Years [Percent]	9.66%	[11]
Putnam VT Global Asset Allocation Fund - Class IA [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Global Asset Allocation Fund - Class IA	[11]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[11]
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC; Franklin Templeton Investment Management Limited	[11]
Current Expenses [Percent]	0.84%	[11]
Average Annual Total Returns, 1 Year [Percent]	14.63%	[11]
Average Annual Total Returns, 5 Years [Percent]	8.67%	[11]
Average Annual Total Returns, 10 Years [Percent]	8.71%	[11]
Putnam VT High Yield Fund - Class IA [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT High Yield Fund - Class IA
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc. -Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	8.86%
Average Annual Total Returns, 5 Years [Percent]	4.28%
Average Annual Total Returns, 10 Years [Percent]	5.94%
Putnam VT Income Fund - Class IB [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Income Fund - Class IB
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc. - Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	(1.13%)
Average Annual Total Returns, 10 Years [Percent]	1.89%
Putnam VT International Value Fund - Class IA [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT International Value Fund - Class IA
Portfolio Company Adviser [Text Block]	The Putnam Advisory Company, LLC
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited; Franklin Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	35.07%
Average Annual Total Returns, 5 Years [Percent]	12.77%
Average Annual Total Returns, 10 Years [Percent]	9.13%
Putnam VT Large Cap Growth Fund - Class IA [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Large Cap Growth Fund - Class IA
Portfolio Company Adviser [Text Block]	Franklin Templeton Investment Management Limited
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	14.58%
Average Annual Total Returns, 5 Years [Percent]	13.71%
Average Annual Total Returns, 10 Years [Percent]	17.95%
Putnam VT Large Cap Value Fund - Class IA [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund - Class IA
Portfolio Company Adviser [Text Block]	Franklin Templeton Investment Management Limited
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	20.66%
Average Annual Total Returns, 5 Years [Percent]	15.68%
Average Annual Total Returns, 10 Years [Percent]	13.58%
Putnam VT Research Fund - Class IA [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT U.S. Research Fund - Class IA
Portfolio Company Adviser [Text Block]	The Putnam Advisory Company, LLC
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited; Franklin Advisers, Inc. (formerly, Putnam VT Research Fund)
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	18.16%
Average Annual Total Returns, 5 Years [Percent]	14.80%
Average Annual Total Returns, 10 Years [Percent]	15.36%
Putnam VT Small Cap Value Fund - Class IA [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Small Cap Value Fund - Class IA
Portfolio Company Adviser [Text Block]	Franklin Templeton Investment Management Limited
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	5.46%
Average Annual Total Returns, 5 Years [Percent]	11.28%
Average Annual Total Returns, 10 Years [Percent]	9.39%
Putnam VT Sustainable Future Fund - Class IA [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Sustainable Future Fund - Class IA	[11]
Portfolio Company Adviser [Text Block]	Franklin Templeton Investment Management Limited	[11]
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.	[11]
Current Expenses [Percent]	0.80%	[11]
Average Annual Total Returns, 1 Year [Percent]	2.87%	[11]
Average Annual Total Returns, 5 Years [Percent]	1.44%	[11]
Average Annual Total Returns, 10 Years [Percent]	9.88%	[11]
T. Rowe Price® Blue Chip Growth Portfolio-II Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price® Blue Chip Growth Portfolio - II Class
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	18.43%
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	15.25%
Vanguard® VIF Global Bond Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard® VIF Global Bond Index Portfolio
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
Average Annual Total Returns, 10 Years [Percent]
Vanguard® VIF Real Estate Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard® VIF Real Estate Index Portfolio
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	5.08%
Vanguard® VIF Total Bond Market Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard® VIF Total Bond Market Index Portfolio
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	(0.50%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
Change of Death Benefit Option Fee [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Change of Death Benefit Option Fee
Other Transaction Fee, When Deducted [Text Block]	Upon change of option
Other Transaction Fee, Maximum [Dollars]	$ 100
Other Transaction Fee, Current [Dollars]	$ 100
Change of Insured Endorsement [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Change of Insured Endorsement
Optional Benefit Charge, When Deducted [Text Block]	Upon change of insured
Optional Benefit Expense, Current [Dollars]	$ 400
Name of Benefit [Text Block]	Change of Insured Endorsement
Purpose of Benefit [Text Block]	Allows the Owner to change the named Insured under the Policy.
Brief Restrictions / Limitations [Text Block]	• Not available to individual Owners. • Only available at the time of Policy issue.
Name of Benefit [Text Block]	Change of Insured Endorsement
Operation of Benefit [Text Block]
Change of Insured Endorsement (not available to Individual Owners).   This endorsement permits you to change the Insured under your Policy or any Insured that has been named by virtue of this endorsement. Before we change the Insured you must provide us with (1) a written request in Good Order for the change signed by you and approved by us; (2) Evidence of Insurability for the new Insured; (3) evidence that there is an insurable interest between you and the new Insured; (4) evidence that the new Insured’s age, at the nearest birthday, is under 70 years; and (5) evidence that the new Insured was born prior to the Policy Effective Date. We may charge a fee for administrative and underwriting expenses when you change the Insured. The minimum charge is $100 per change and the maximum charge is $400 per change. When a change of Insured takes effect, cost of insurance will be based on the new Insured’s age and monthly risk rate, in effect on the Policy Effective Date and the new Insured’s sex and premium class as of the change of insured date (which is the Monthly Anniversary Day on or following the date of approval by the Company of the new Insured). See also “TAX CONSIDERATIONS — Change of Insured Endorsement.”

Loan Interest Credit Spread [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Loan Interest Credit Spread
Other Annual Expense, When Deducted [Text Block]	On each Policy Anniversary, as applicable	[15]
Other Annual Expense (of Average Account Value), Maximum [Percent]	1.50%	[16]
Other Annual Expense (of Other Amount), Current [Percent]	1.50%
Other Annual Expense, Footnotes [Text Block]
The Loan Interest Credit Spread is the amount deducted from the loan interest rate to cover the costs the Company incurs by providing the loaned cash value. As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured’s death.
The current Loan Interest Credit Spread is 1.5%.

Option 1 Death Benefit [Member]
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]
Option 1. The “Level Death” Option. Under this option, the death benefit is the greater of  —
•
the Policy’s Total Face Amount shown on the Policy Schedule, less any partial withdrawals; or

•
the Cash Value on the Insured’s date of death multiplied by the applicable factor in the table of death benefit factors shown in the Policy Schedule for the Insured’s age at date of death.

This death benefit option should be selected if you want to minimize your cost of insurance.

Option 2 Death Benefit [Member]
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]
Option 2. The “Coverage Plus” Option. Under this option, the death benefit is the greater of  —
•
The Total Face Amount shown on the Policy Schedule, plus the Policy Value on the Insured’s date of death; or,

•
the Cash Value on the Insured’s date of death multiplied by the applicable factor in the table of death benefit factors shown in the Policy Schedule for the Insured’s age at date of death.

This death benefit option should be selected if you want to maximize your death benefit.
Your Cash Value and Death Benefit fluctuate based on the performance of the investment options you select and the expenses and deductions charged to your account. The Cash Value includes the Return of Expense Charge Benefit, if applicable, and thus the amount of this benefit can affect the amount of the Death Benefit.
There is no minimum Death Benefit guarantee associated with this Policy.

Premium Expense Charge [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Premium Expense Charge (consists of the Sales Load and Premium Tax):
Other Transaction Fee, When Deducted [Text Block]	Upon receipt of each premium payment
Other Transaction Fee, Current [Percent]	6.00%
Other Transaction Fee (of Other Amount), Maximum [Percent]	10.00%
Term Life Insurance Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Term Life Insurance Rider
Optional Benefit Charge, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 83.33
Optional Benefit Expense, Minimum [Dollars]	$ 0.01
Name of Benefit [Text Block]	Term Life Insurance Rider
Purpose of Benefit [Text Block]	To provide for level term insurance on the life of the Insured.
Brief Restrictions / Limitations [Text Block]	• Only available at the time of Policy issue. • Only available should the purchaser satisfy certain criteria (1) at the time of purchase.	[17]
Name of Benefit [Text Block]	Term Life Insurance Rider
Operation of Benefit [Text Block]
Term Life Insurance Rider.   This rider provides term life insurance on the Insured. Coverage is renewable annually until the Insured’s Attained Age 121. The amount of coverage provided under this rider varies from month to month as described below. The Company will pay the Term Life Insurance Rider’s Death Benefit (“Rider Death Benefit”) to the Beneficiary when the Company receives proof of the death of the Insured and that the death occurred while this rider was in force. This rider does not have a Cash Value.
We offer this rider in circumstances that result in the savings of sales and distribution expenses and administrative costs. To qualify, a corporation, employer, or other purchaser must satisfy certain criteria such as, for example, the number of Policies it expects to purchase and the expected Face Amount under all such Policies. Generally, the sales contacts and effort and administrative costs per Policy depend on factors such as the number of Policies purchased by a single Owner, the purpose for which the Policies are purchased, and the characteristics of the proposed Insureds. The amount of reduction and the criteria for qualification are related to the sales effort and administrative costs resulting from sales to a qualifying Owner. Protective Life from time to time may modify on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Owners funded by the Variable Account.
If you purchase this rider, the Total Face Amount shown on your Policy’s Schedule will be equal to the amount of coverage provided by this rider (i.e., the “Term Life Insurance Face Amount”) plus the Base Policy Face Amount. The minimum allocation of Face Amount between your Policy and the rider is 10% and 90% at inception, respectively.
The amount of the Rider Death Benefit depends on the Death Benefit Option that applies under your Policy. The Rider Death Benefit will be determined on each Monthly Anniversary Day in accordance with one of those options. While this rider is in force, the Rider Death Benefit is included in the total Death Benefit payable under the Policy and will at all times be the same as the option you have chosen for your Policy. For each of the options, any outstanding Policy Debt will reduce the Death Benefit payable.
Option 1: Level Death
The Rider Death Benefit will be:
•
the greater of:

a.
the Total Face Amount shown on the Policy Schedule, less any partial withdrawals; or

b.
the Cash Value on the Insured’s date of death multiplied by the applicable factor shown in the table on the Policy Schedule and based on the age of the Insured on date of death.

•
less the greater of:

c.
the Base Policy Face Amount shown on the Policy Schedule; or

d.
the Policy Value of the Policy.

Option 2: Coverage Plus
The Rider Death Benefit will be:
•
the greater of:

a.
the Total Face Amount shown on the Policy Schedule, plus the Policy Value Account on the Insured’s date of death; or

b.
the Cash Value on the Insured’s date of death multiplied by the applicable factor shown in the table on the Policy Schedule based on the age of the Insured at date of death.

•
less

c.
the Base Policy Face Amount shown on the Policy Schedule; plus

d.
the Policy Value of the Policy.

If you purchase this rider, the sales load will be proportionately lower as a result of a reduction in commission payments. Commissions payable to sales representatives for the sale of the Policy are calculated based on the total premium payments. As a result, this rider generally is not offered in connection with any Policy with annual premium payments of less than $100,000, except for policies issued on a guaranteed issue basis. In our discretion, we may decline to offer this rider or refuse to consent to a proposed allocation of coverage between a Policy and term rider.
If this rider is offered, the commissions will vary depending on the allocation of your coverage between the Policy and the term rider. The same initial Death Benefit will result in the highest commission when there is no term rider, with the commission declining as the portion of the Death Benefit coverage allocated to the term rider increases. Thus, the lowest commission amount is payable, and the lowest amount of sales load deducted from your premiums will occur, when the maximum term rider is purchased.
You may terminate this rider by submitting Written Notice in Good Order to our Home Office. This rider also will terminate on the earliest of the following dates:
•
The date the Policy is surrendered, terminated or Lapses; or

•
The date of death of the Insured.

Mortality and Expense Charges under the Term Life Insurance Rider.   While this rider is in force, a reduction of the current mortality and expense charges assessed will be based on the applicable percentage of the Term Life Insurance Rider Face Amount which is equal to the Term Life Insurance Rider Face Amount divided by the Total Face Amount. The mortality and expense charges assessed per year will be determined by us but will not exceed 0.90% annually.
Example of the Operation of the Term Life Insurance Rider.
The Term Life Insurance Rider — if purchased with the Base Policy — will not impact the Death Benefit provided by the Total Face Amount, but will cause a reduction in the expense charges applied against the Policy Value. This reduction in charges will provide for higher Policy Values than if no Term Life Insurance Rider were elected. For example, if the Term Life Insurance Rider Face Amount is equal to $25,000 and the Total Face Amount equals $100,000, there will be a 25% reduction in the assessed expense charge. Similarly, there is a reduction of the current Mortality and Expense Charges, down to 0.10% when the maximum percentage of Term Life Insurance Rider Face Amount is utilized. Accordingly, for a purchase of  $100,000 of life insurance coverage ($75,000 Base and $25,000 Term), Death Benefits over the life of the Policy due to the expense charge reductions may exceed the Death Benefits provided if no Term Rider was purchased and the $100,000 coverage was provided solely under the Base Policy.

Terminal Illness Accelerated Death Benefit [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Terminal Illness Accelerated Death Benefit Endorsement
Purpose of Benefit [Text Block]	Provides for an accelerated death benefit payment to the Owner if the Insured has a qualifying terminal illness and meets the terms and conditions of the endorsement
Brief Restrictions / Limitations [Text Block]	• Only available to individual Owners. • Only available at the time of Policy Issue. • May not be available in every state.
Name of Benefit [Text Block]	Terminal Illness Accelerated Death Benefit Endorsement
Operation of Benefit [Text Block]
Terminal Illness Accelerated Death Benefit Endorsement (only available to individual Owners).   The endorsement provides for an accelerated death benefit payment to the Owner if the Insured has a qualifying terminal illness and all of the terms and conditions of the endorsement are met. The accelerated death benefit is based on a portion of the Face Amount and is subject to a maximum accelerated death benefit. The fee for the Terminal Illness Accelerated Death Benefit Endorsement will be deducted from the accelerated death benefit payment paid to the Owner. See “FEE TABLES — Periodic Charges Other Than Fund Operating Expenses.” However, a lien equal to the accelerated death benefit payment is established against the Policy and reflects interest. The primary impact of the lien and any accumulated interest is a reduction in the amount of the Death Benefit by the amount of the lien plus accumulated interest. The lien also reduces the amount available for Policy loans and withdrawals. Consult your sales representative and review the endorsement for limitations, terms and conditions. See also “TAX CONSIDERATIONS — Tax Treatment of Life Insurance Death Benefit Proceeds and Terminal Illness Accelerated Death Benefits.”

Withdrawal Charge [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Withdrawal Charge
Other Transaction Fee, When Deducted [Text Block]	At the time of each partial withdrawal of Policy Value
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 25

[1]	The Sales Load and Premium Tax are components of the Premium Expense Charge (and are not in addition to).
[2]
Currently, electronic transfers do not count towards the 12 free transfers; however, we reserve the right, at any time, to charge for electronic transfers in excess of the free transfers allowed. See “CHARGES AND DEDUCTIONS.”

[3]
The current minimum and maximum Cost of Insurance Charges are $0.01 — $45.83 per $1,000 of Net Amount at Risk. The current charge for a 46 year old male, non-smoker, $550,000, Total Face Amount, Option 1 (Level Death) is $0.05 per $1,000 of Net Amount at Risk.

[4]
The Net Amount at Risk as of any Monthly Anniversary Day is equal to: (a) the Death Benefit discounted at one plus the monthly guaranteed interest rate minus the Policy Value (prior to deducting the Cost of Insurance Charges), if the Death Benefit Option is Death Benefit Option 1 (Level Death); or, (b) the Death Benefit minus the Policy Value discounted at one plus the monthly guaranteed interest rate, if the Death Benefit Option is Death Benefit Option 2 (Coverage Plus).

[5]
Cost of Insurance Charges vary based on individual characteristics such as the Insured’s Issue Age, sex and premium (i.e., underwriting) class and the number of years that the Policy has been in force, and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Day. The charge generally increases with Issue Age. In determining current Cost of Insurance Charges, we may consider a variety of factors, including those unrelated to mortality experience. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay. Your Policy Schedule will indicate the guaranteed Cost of Insurance Charges applicable to your Policy, and more detailed information concerning your Cost of Insurance Charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and premium classification of the Insured, and the Total Face Amount, planned premiums, and riders requested. The Cost of Insurance Charge shown in the above table has been rounded to the nearest hundredth. See Charges and Deductions. Owners may obtain more information about their particular cost of insurance charge by contacting our Home Office at 888-353-2654.

[6]	The Mortality and Expense Risk Charge is accrued daily and deducted on each Monthly Anniversary Day from the assets in the Sub-Accounts.
[7]	The current net Mortality and Expense Risk Charge is 0.28% (of average daily net assets) for Policy Years 1-20, and 0.10% (of average daily net assets) thereafter.
[8]	The current Administration Charge is $7.50.
[9]	Total Annual Fund Operating Expenses are based in part on estimated amounts for the current fiscal year.
[10]
The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds’ advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund’s expenses.

[11]
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Owners and will continue past the current year.

[12]	The Sub-Account investing in this Fund was closed to new investors effective May 1, 2026.
[13]	The Sub-Account investing in this Fund is closed to new investors as of April 26, 2024.
[14]	The Sub-Account investing in this Fund is closed to new investors as of May 1, 2024.
[15]
The Loan Interest Credit Spread is the amount deducted from the loan interest rate to cover the costs the Company incurs by providing the loaned cash value. As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured’s death.

[16]	The current Loan Interest Credit Spread is 1.5%.
[17]	The criteria referenced herein is described further in the paragraph under the heading “Term Life Insurance Rider” below.